UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	MUNICIPAL BONDS – 102.1%

	National – 0.5%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	A3	$4,244,720

14,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19) (Alternative Minimum Tax)	No Opt. Call	Baa1	14,310,520

8,000	GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40 (Mandatory put 4/30/25) (Alternative Minimum Tax)	4/15 at 100.00	Baa2	8,027,440

604	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	2/08 at 115.00	N/R	630,183

1,572	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	2/08 at 101.00	N/R	1,596,961
28,176	Total National			28,809,824
	Alabama – 3.2%

3,260	Alabama Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, Drivers 1954, 7.290%, 4/01/38 (Alternative Minimum Tax) (IF)	4/16 at 100.00	Aaa	3,338,501

16,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	15,560,640

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
8,790	5.250%, 11/15/20	11/15 at 100.00	Baa1	9,005,882
50,610	5.000%, 11/15/30	11/15 at 100.00	Baa1	49,886,783

55	Butler Industrial Development Board, Alabama, Pollution Control Revenue Bonds, Georgia Pacific-James River Corporation Project, Series 1993, 5.900%, 12/01/12	10/07 at 100.00	B1	55,035

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	5,632,473

9,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.750%, 5/01/17	11/14 at 100.00	BBB	8,800,200

25	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Refunding Bonds, Champion International Paper Corporation, Series 1998A, 5.700%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.00	Baa3	25,213

295	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	292,711

1,245	Huntsville Health Care Authority, Alabama, Revenue Bonds, Series 2007A, RITES PA 1468, 5.510%, 6/01/32 (IF)	6/17 at 100.00	A2	1,166,565

935	Huntsville Health Care Authority, Alabama, Revenue Bonds, Series 2007A, RITES PA 1468, 5.547%, 6/01/32 (IF)	6/17 at 100.00	A2	876,095

23,335	Huntsville Health Care Authority, Alabama, Revenue Bonds, Series 2007A, RITES PA 1468, 5.440%, 6/01/32 (IF)	6/17 at 100.00	A2	21,864,895

8,335	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2007A, P-Float Rites 1468, 5.375%, 6/01/32 (IF)	6/17 at 100.00	A2	7,809,895

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital, Series 2006:
1,635	4.750%, 3/01/26	3/16 at 100.00	Baa2	1,534,039
3,775	4.750%, 3/01/36	3/16 at 100.00	Baa2	3,411,921

1,525	Prattville Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, International Paper Co. Projects, Series 2006A, 4.550%, 12/01/26	12/11 at 100.00	BBB	1,447,728

	Prichard Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2005:
2,610	4.500%, 8/15/12	No Opt. Call	BBB–	2,572,181
24,600	5.000%, 8/15/35	11/15 at 102.00	BBB–	24,180,570

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Alabama (continued)

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
$1,565	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R		$713,718
350	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R		158,498

2,500	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R		1,139,500

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R		2,069,900
13,045	6.000%, 8/01/35	8/15 at 100.00	N/R		13,483,833
181,040	Total Alabama				175,026,776
	Alaska – 0.3%

5,000	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA		5,048,100

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	A		1,037,450

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA		2,142,400

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
8,780	5.000%, 6/01/32	6/14 at 100.00	Baa3		8,205,524
1,550	5.000%, 6/01/46	6/14 at 100.00	Baa3		1,418,049
18,330	Total Alaska				17,851,523
	Arizona – 2.0%

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(3)	42,140

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
150	5.375%, 2/15/18 (Pre-refunded 2/15/12)	2/12 at 101.00	Baa3	(3)	160,605
1,430	6.250%, 2/15/21 (Pre-refunded 2/15/12)	2/12 at 101.00	Baa3	(3)	1,582,738
30	5.875%, 2/15/27 (Pre-refunded 2/15/12)	2/12 at 101.00	Baa3	(3)	32,740
1,000	6.000%, 2/15/32 (Pre-refunded 2/15/12)	2/12 at 101.00	Baa3	(3)	1,096,490

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R		3,308,670

857	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		928,628

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,311,408
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		1,107,074
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,599,241
345	4.750%, 12/01/29	12/15 at 100.00	BBB		326,132
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,746,390
200	5.000%, 12/01/35	12/15 at 100.00	BBB		196,270

10,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB		9,686,800

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11) (Alternative Minimum Tax)	11/07 at 103.00	N/R		19,785,000

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BB		6,918,240

1,995	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/08 at 100.00	N/R		2,023,947

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arizona (continued)

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
$6,195	5.000%, 4/01/25	4/15 at 100.00	Baa1		$6,223,931
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1		4,944,250

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		422,516

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
315	6.375%, 11/01/13	11/11 at 103.00	N/R		322,774
790	7.250%, 11/01/23	11/11 at 103.00	N/R		845,663
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,830,281

2,490	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		2,477,699

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(3)	1,933,954

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		571,742

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(3)	5,592,906

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
560	6.000%, 6/01/16	No Opt. Call	N/R		569,346
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,280,188
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		3,098,790

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB		253,240
475	6.000%, 6/01/36	6/16 at 100.00	BB		480,306

2,500	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/17 at 100.00	N/R		2,401,275

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–		1,668,875
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–		1,071,546

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R		99,508
300	5.400%, 7/01/15	No Opt. Call	N/R		300,273
700	5.500%, 7/01/16	No Opt. Call	N/R		703,640
3,960	5.750%, 7/01/22	7/16 at 100.00	N/R		3,991,363
5,920	6.000%, 7/01/30	7/16 at 100.00	N/R		6,007,379

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R		1,579,921

6,200	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	N/R		5,917,405
105,177	Total Arizona				106,441,284
	Arkansas – 0.4%

55	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2		56,445

11,875	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	B2		11,776,200

4,200	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	BBB		4,116,966

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arkansas (continued)

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
$3,000	5.000%, 2/01/25	2/15 at 100.00	BBB		$3,000,930
4,205	5.000%, 2/01/30	2/15 at 100.00	BBB		4,157,399
23,335	Total Arkansas				23,107,940
	California – 16.3%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BBB–		1,258,588

	ABAG Finance Authority for Non-Profit Corporations, California, Community Facilities District 2006-1 Rincon Hills Special Tax Bonds, Series 2006A:
500	5.200%, 9/01/26	9/16 at 100.00	N/R		505,205
1,560	5.250%, 9/01/36	9/16 at 100.00	N/R		1,573,946

11,260	Affordable Housing Agency, California, Multifamily Housing Revenue Bonds, Westridge at Hilltop Apartments, Series 2003A-S, 6.375%, 12/15/33 (Pre-refunded 12/15/08)	12/08 at 103.00	Baa3	(3)	11,962,511

12,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R		12,246,693

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R		1,985,020
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R		3,382,305

	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B:
1,025	5.250%, 8/01/27	8/17 at 100.00	N/R		1,027,768
255	5.300%, 8/01/36	No Opt. Call	N/R		256,474

2,960	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R	(3)	3,479,066

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R		1,505,910
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R		1,970,081

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R		1,807,573
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R		2,424,893
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R		2,617,200

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R		1,030,670
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R		1,537,576

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R		879,889
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R		2,122,097

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B:
685	5.000%, 9/01/27	9/08 at 103.00	N/R		666,772
1,485	5.050%, 9/01/37	9/08 at 103.00	N/R		1,467,937

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R		1,530,825

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R		3,211,133

1,000	Calaveras County Community Facilities District 2, California, Special Tax Bonds, Saddle Creek, Series 2006, 5.000%, 9/01/26	9/07 at 103.00	N/R		987,250

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
5,000	0.000%, 6/01/21	12/18 at 100.00	Baa3		4,353,250
4,070	0.000%, 6/01/28	12/18 at 100.00	Baa3		3,526,818

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)
$4,990	0.000%, 6/01/36 (Mandatory put 6/01/23)	12/18 at 100.00	Baa3	$4,323,286

6,375	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	6,216,518

2,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	2,131,919

	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993:
905	5.625%, 5/15/08	11/07 at 100.00	BB	905,000
3,590	5.750%, 5/15/15	11/07 at 100.00	BB	3,590,503

45,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 4.980%, 11/15/34 (UB)	11/15 at 100.00	Aaa	45,772,545

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
4,000	5.250%, 4/01/39	4/16 at 100.00	A+	4,077,800
5,000	5.250%, 3/01/45	3/16 at 100.00	A+	5,079,150

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007, Floaters, Series 1757:
1,670	7.244%, 11/15/42 (IF)	11/16 at 100.00	AA–	1,697,371
3,335	7.249%, 11/15/42 (IF)	11/16 at 100.00	AA–	3,389,661
2,670	7.246%, 11/15/43 (IF)	11/15 at 100.00	AA–	2,665,328
4,170	7.991%, 11/15/46 (IF)	11/16 at 100.00	AA–	4,531,289

3,605	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007E, ROLS 11141, 6.540%, 2/01/30 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	3,249,403

1,900	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,904,522

320	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	305,600

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/07 at 101.00	BB–	2,582,502

6,650	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	6,951,777

5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	4,921,600

7,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	7,283,250

11,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	11,139,590

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	994,470

7,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	10/07 at 100.00	BB–	7,841,886

20,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (WI/DD, Settling 8/02/07) (Alternative Minimum Tax)	No Opt. Call	BB	18,511,400

2,770	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.000%, 7/15/22	7/17 at 100.00	N/R	2,739,752

3,240	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,337,686

	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007:
425	9.125%, 6/01/13	No Opt. Call	N/R	433,135
4,000	5.625%, 6/01/33	6/17 at 102.00	N/R	4,032,360

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$640	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	$665,011

495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/07 at 103.00	N/R	492,966

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
460	5.250%, 7/01/24	7/15 at 100.00	BBB+	469,683
1,965	5.250%, 7/01/30	7/15 at 100.00	BBB+	1,992,215
10,480	5.250%, 7/01/35	7/15 at 100.00	BBB+	10,584,276

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,064,493

4,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	AA	3,640,520

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21	11/16 at 100.00	N/R	2,387,194
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,264,263
800	5.000%, 11/01/29	11/16 at 100.00	N/R	769,296

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A:
14,545	4.600%, 4/01/31 (UB)	4/17 at 100.00	Aaa	14,632,706
22,400	4.723%, 4/01/33 (UB)	4/17 at 100.00	Aaa	21,499,968

880	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	900,838

4,405	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	4,217,964

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,620,015

8,330	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	8,330,500

	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A:
11,720	4.875%, 10/01/31	10/15 at 100.00	BBB–	11,474,818
3,070	4.875%, 10/01/35	10/15 at 100.00	BBB–	2,978,299

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,076,175

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1 – Rancho Madrina, Series 2005, 5.250%, 9/01/34	9/15 at 100.00	N/R	1,006,170

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,095,680

	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A:
2,170	5.150%, 9/02/29	9/12 at 100.00	N/R	2,175,186
2,715	5.200%, 9/02/35	9/12 at 100.00	N/R	2,719,073

1,435	Carson Public Financing Authority, California, Reassessment Revenue Bonds, Series 2006B, 5.000%, 9/02/31	9/07 at 102.00	N/R	1,420,076

4,260	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 4, Series 2006, 4.500%, 10/01/41 – AMBAC Insured (UB)	10/17 at 100.00	AAA	4,022,292

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2006:
$865	5.000%, 9/01/26	9/16 at 100.00	N/R	$853,971
500	5.000%, 9/01/30	9/14 at 102.00	N/R	492,905

	Chino, California, Community Facilities District 03-3 Improvement Area 2 Special Tax Bonds, Series 2006:
4,000	5.000%, 9/01/26	3/16 at 100.00	N/R	3,973,080
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	5,254,776
3,435	5.000%, 9/01/36	3/16 at 100.00	N/R	3,370,285

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,343,563
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,407,967

1,285	Chino, California, Special Tax Bonds, Community Facilities District 06-2, Series 2006, 5.000%, 9/01/36	9/07 at 102.00	N/R	1,260,791

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	877,791

	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A:
4,500	5.050%, 9/01/34	9/15 at 100.00	N/R	4,399,110
3,115	5.000%, 9/01/34	9/15 at 100.00	N/R	3,044,788

1,025	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2007, 5.000%, 9/01/37	9/07 at 103.00	N/R	1,005,412

1,500	Corona-Norco Inified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006B, 5.000%, 9/01/36	9/14 at 102.00	N/R	1,471,740

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	1,017,020
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	1,016,430

2,000	Corona-Norco Unified School District, Riverside County, California, Community Facilities District 04-1 Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	2,010,700

730	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/25	8/15 at 100.00	N/R	733,343

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/07 at 102.00	N/R	206,044

3,120	Eastern Municipal Water District, California, Community Facilities District 2001-1 Improvement Area A, Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/07 at 102.00	N/R	3,119,844

1,105	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/17 at 100.00	N/R	1,115,310

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/07 at 102.00	N/R	412,194

1,200	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,186,488

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	9/12 at 102.00	N/R	1,802,990

1,200	Escondido, California, Special Tax Bonds, Community Facilities District 2006-1 Eureka Ranch, Series 2006, 5.150%, 9/01/36	9/16 at 100.00	N/R	1,202,100

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North Special Tax Bonds, Series 2006:
2,610	5.000%, 9/01/26	9/07 at 103.00	N/R	2,576,723
4,655	5.000%, 9/01/36	9/07 at 103.00	N/R	4,567,300

3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	3,688,335

7,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	7,597,725

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,577,025

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$31,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AAA	$32,439,573

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
21,275	5.000%, 6/01/33	6/17 at 100.00	BBB	19,857,021
2,000	5.750%, 6/01/47	6/17 at 100.00	BBB	2,062,700
64,250	5.125%, 6/01/47	6/17 at 100.00	BBB	60,026,843

9,435	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	10,823,643

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,916,538

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,200,670

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,408,400

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/07 at 103.00	N/R	584,971

170	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/08 at 103.00	N/R	175,639

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	516,745
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,033,960

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
750	4.750%, 5/15/21	5/16 at 100.00	BBB–	741,728
400	4.875%, 5/15/26	5/16 at 100.00	BBB–	398,024
3,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	3,232,342

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,079,517
790	6.125%, 5/15/38	5/14 at 100.00	N/R	843,839
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,761,500

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	1,045,730

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,507,467

9,015	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured	8/15 at 100.00	A	9,066,566

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,079,128

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,550	5.100%, 9/01/30	9/15 at 102.00	N/R	2,548,164
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,816,356
2,175	5.150%, 9/01/35	9/15 at 102.00	N/R	2,170,085

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
645	5.050%, 9/01/26	9/08 at 103.00	N/R	640,679
1,885	5.125%, 9/01/36	9/08 at 103.00	N/R	1,884,906

1,540	Irvine Assessment District 87-08, California, Group 7 Limited Obligation Improvement Bonds, Series 2006, 5.100%, 9/02/24	3/16 at 100.00	N/R	1,543,650

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$515	Irvine Assessment District 93-14, Orange County, California, Group 4 Limited Obligation Improvement Bonds, Series 2006, 5.000%, 9/02/25	3/16 at 100.00	N/R	$512,852

1,120	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 03-19, Group 3, Series 2005, 5.000%, 9/02/29	3/15 at 100.00	N/R	1,105,944

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
615	5.000%, 9/02/22	9/15 at 100.00	N/R	616,390
680	5.000%, 9/02/24	9/15 at 100.00	N/R	678,810

1,525	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 93-14, Group 3, Series 2005, 5.000%, 9/02/25	9/15 at 100.00	N/R	1,518,641

	Irvine, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006:
750	5.200%, 9/01/26	9/07 at 103.00	N/R	757,808
1,875	5.250%, 9/01/36	9/16 at 100.00	N/R	1,884,994

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
4,455	5.000%, 9/01/26	9/16 at 100.00	N/R	4,425,018
14,705	5.125%, 9/01/36	9/16 at 100.00	N/R	14,594,418

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 –Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/13 at 100.00	N/R	1,572,590

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,712,275

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,259,928

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	2,979,960
8,000	5.150%, 9/01/36	9/09 at 103.00	N/R	7,910,400

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,199,123
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,228,271

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/08 at 103.00	N/R	909,409
4,660	5.250%, 9/01/37	9/08 at 103.00	N/R	4,642,292

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	982,548
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	1,107,997

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	4,559,085

1,160	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-6, Center Townhomes, Series 2006, 5.350%, 9/01/36	9/12 at 102.00	N/R	1,168,433

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,130,600

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,279,635

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	625,760

6,785	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	No Opt. Call	N/R	6,760,642

60	Los Angeles Regional Airports Improvement Corporation, California, Facilities Lease Revenue Bonds, American Airlines Inc., Terminal 4 Project, Series 2002C, 7.000%, 12/01/12 (Alternative Minimum Tax)	No Opt. Call	B	63,892

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$640	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	$707,891

	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C:
40	6.125%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	B	40,140
13,070	7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	14,456,466

520	Madera, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	506,371

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	630,925
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	1,008,140

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facility District 2003-2, Improvement Area A:
610	5.000%, 9/01/26	9/14 at 102.00	N/R	598,575
1,560	5.000%, 9/01/36	9/14 at 102.00	N/R	1,530,610

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,478,604

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,277,836
1,245	5.300%, 9/01/36	9/07 at 103.00	N/R	1,259,218

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,900	5.250%, 9/01/26	9/16 at 100.00	N/R	1,919,741
4,125	5.300%, 9/01/38	9/16 at 100.00	N/R	4,173,716

220	Moreno Valley Unified School District, Riverside County, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	215,879

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	618,143

	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	983,124
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,299,679

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	1,946,420

870	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	894,830

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	9/16 at 100.00	N/R	370,749
550	5.450%, 9/01/38	9/16 at 100.00	N/R	560,428

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,385,040
805	5.300%, 9/01/35	9/09 at 103.00	N/R	826,035
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,854,295

2,720	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	9/14 at 102.00	N/R	2,682,818

2,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District 00-1 – Ocean Ranch Corporate Center, Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,080,840

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$1,250	Orange County, California, Newport Coast Phase IV Assessment District 01-1 Limited Obligation Improvement Bonds, Series 2006, 5.050%, 9/02/33	9/16 at 100.00	N/R	$1,250,400

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	524,960
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,707,436
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,051,070

4,000	Orange County, California, Special Tax Bonds, Community Facilities District 04-1 of Ladera Ranch, Series 2005A, 5.200%, 8/15/34	8/12 at 101.00	N/R	4,102,960

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,790,890

	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006:
580	5.000%, 9/01/26	9/08 at 103.00	N/R	576,097
1,300	5.000%, 9/01/37	9/08 at 103.00	N/R	1,275,157

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,294,489
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,481,658

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	514,099
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,505,685
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	1,053,969

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,410,002

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,125,620

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	1,401,252

2,535	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/12 at 100.00	BBB–	2,510,081

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	659,048
875	5.375%, 9/01/34	9/11 at 102.00	N/R	887,180

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area B, Series 2005:
1,760	5.000%, 9/01/30	9/14 at 100.00	N/R	1,723,339
3,355	5.100%, 9/01/35	9/14 at 100.00	N/R	3,298,301

9,125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	9,124,544

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/12 at 100.00	Baa3	989,540
1,400	5.000%, 12/15/33	12/12 at 100.00	Baa3	1,370,796

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	2,141,830

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,998,700
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,503,060

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
$1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	$1,002,840
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	2,027,980

720	Roseville Financing Authority, California, Special Tax Revenue Bonds, Series 2007B, 5.000%, 9/01/33	9/07 at 103.00	N/R	710,158

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	3,517,045

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/14 at 103.00	N/R	236,097
645	5.100%, 9/01/20	9/16 at 100.00	N/R	646,135
2,370	5.200%, 9/01/26	9/16 at 100.00	N/R	2,386,092
3,255	5.250%, 9/01/37	9/16 at 100.00	N/R	3,284,100

9,690	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	9,646,880

3,195	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005A, 5.150%, 8/01/35	8/15 at 100.00	N/R	3,187,939

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 41.62	N/R	369,751
3,020	0.000%, 8/01/34	8/15 at 32.64	N/R	636,918

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/07 at 102.00	N/R	904,815

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,165,923
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	1,042,178
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	2,297,682

6,250	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/08 at 102.00	N/R	6,334,500

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,528,550

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	905,409

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	N/R	4,369,860

590	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006, 5.000%, 9/01/27	9/07 at 102.00	N/R	585,174

4,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	BBB	3,934,600

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
14,950	5.000%, 6/01/37	6/14 at 100.00	BBB	13,890,045
24,630	5.125%, 6/01/46	6/14 at 100.00	BBB	23,022,641

4,050	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	4,007,880

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,223,046
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,811,978

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,909,200

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	California (continued)

$1,200	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2007A, 5.250%, 8/01/09 (WI/DD, Settling 8/01/07)	2/08 at 100.00	N/R		$1,200,204

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R		4,172,883

	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005:
1,000	5.125%, 9/01/25	9/13 at 102.00	N/R		1,002,580
1,730	5.300%, 9/01/35	9/13 at 102.00	N/R		1,750,898

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R		1,010,940
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R		3,814,066

	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006:
700	5.000%, 9/01/26	9/14 at 102.00	N/R		674,541
1,780	5.000%, 9/01/36	9/14 at 102.00	N/R		1,720,370

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R		4,652,530

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R		2,548,245
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R		7,274,215
895,065	Total California				870,591,843
	Colorado – 6.8%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		3,100,440
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		5,568,192

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		19,557,431

2,835	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R		3,051,991

3,060	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		3,405,841

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		1,016,529

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,442,627

4,525	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		4,957,635

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R		2,946,598

3,850	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R		3,967,271

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R		2,563,125
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R		4,077,960

6,660	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		7,110,682

4,375	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)	3/13 at 100.00	N/R	(3)	5,071,150

1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R		1,186,278

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
$350	6.125%, 7/01/12	7/09 at 102.00	N/R		$355,159
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R		1,508,530

925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)	7/08 at 100.00	N/R	(3)	957,634

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		3,567,077

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A:
945	7.250%, 3/01/22 (Pre-refunded 3/01/10)	3/10 at 100.00	Ba2	(3)	1,002,078
750	7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		813,023

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
565	6.750%, 3/01/14	No Opt. Call	N/R		584,628
730	7.250%, 3/01/24	3/14 at 100.00	N/R		785,334
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,689,854

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
485	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		551,266
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		1,001,473

3,676	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32 (Pre-refunded 2/15/10)	2/10 at 100.00	AAA		4,021,618

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,995	5.500%, 2/15/26	2/16 at 101.00	N/R		2,935,280
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R		2,296,364

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		1,007,009

2,460	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32 (Pre-refunded 3/01/10)	3/10 at 102.00	N/R	(3)	2,709,395

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA		4,554,120

4,925	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R		3,390,272

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Series 2001:
2,575	7.250%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	2,825,264
1,775	7.375%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	1,992,189

3,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34 (4)	6/14 at 100.00	N/R		3,289,321

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–		549,545
810	7.125%, 11/01/28	11/13 at 100.00	BBB–		889,720

3,865	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Boulder Country Day School, Series 1999, 6.750%, 9/01/24 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(3)	4,036,915

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006, 5.500%, 5/01/36	5/16 at 102.00	N/R		3,817,938

4,215	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R		4,460,144

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

$800	Colorado Educational Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BB+		$800,456

10,000	Colorado Health Facilities Authority, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37 (WI/DD, Settling 8/01/07)	8/17 at 100.00	N/R		10,009,000

9,350	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2006A, Residuals 1646, 6.446%, 9/01/40 (IF)	9/16 at 100.00	AA		8,111,219

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/35	6/16 at 100.00	A–		1,999,860

2,560	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 5.000%, 12/01/30 – RAAI Insured	12/16 at 100.00	AA		2,566,451

15,010	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+		15,061,034

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R		983,560
2,000	5.450%, 12/01/34	12/17 at 100.00	N/R		1,962,220

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(3)	2,694,910

2,465	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2005, 6.750%, 12/01/34 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(3)	2,876,113

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		3,065,490
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		4,012,198

1,800	Country Club Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/34	12/15 at 100.00	N/R		1,828,692

4,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		4,192,941

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006:
500	5.050%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		500,375
355	5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		353,175

800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Terminal Project, Series 2006A. Bonds, Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)	5/16 at 100.00	N/R		801,384

1,835	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,792,905

3,475	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		3,613,375

1,200	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		1,190,964

2,000	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 0.000%, 12/15/26	No Opt. Call	N/R		1,645,060

13,250	Fort Collins, Colorado, Pollution Control Revenue Bonds Anheuser-Busch Companies Project, Series 2007, 4.700%, 9/01/40	3/12 at 100.00	A		12,824,013

3,460	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R		3,353,086

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		838,769

5,500	Horse Creek Metropolitan District of Parker County, Colorado, Limited Tax Obligations, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	N/R		5,395,885

1,560	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,522,092

1,000	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,034,530

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

$2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		$2,582,533

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R		1,699,417

	Madre Metropolitan District 2, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2007A:
2,000	5.375%, 12/01/26	12/16 at 100.00	N/R		1,950,560
2,500	5.500%, 12/01/36	12/16 at 100.00	N/R		2,434,150

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(3)	5,661,706

1,155	Maher Ranch Metropolitan District 4, Colorado, Limited Tax General Obligation Bonds, Series 2006, 7.000%, 12/01/36 (Pre-refunded 12/01/13)	12/13 at 102.00	N/R	(3)	1,244,513

2,695	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36	12/17 at 100.00	N/R		2,700,174

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–		3,705,310

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.500%, 12/01/27	12/16 at 100.00	N/R		973,090
1,800	5.625%, 12/01/37	12/16 at 100.00	N/R		1,742,652

1,500	Neu Towne Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.250%, 12/01/34	12/14 at 100.00	N/R		1,565,940

1,950	North Range Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.500%, 12/15/37	12/17 at 100.00	N/R		1,931,378

	Northwest Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2005:
3,585	6.125%, 12/01/25	12/15 at 100.00	N/R		3,707,428
16,500	6.250%, 12/01/35	12/15 at 100.00	N/R		17,088,223

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		2,766,250

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R		1,659,750

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R		1,072,929

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R		5,804,878

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
2,765	5.250%, 12/15/21	12/16 at 100.00	N/R		2,695,405
9,180	5.400%, 12/15/31	12/16 at 100.00	N/R		8,836,484

2,500	Reata North Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.500%, 12/01/32	12/17 at 100.00	N/R		2,438,100

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,987,629

8,500	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R		8,319,205

	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2005:
750	5.000%, 12/01/25 – ACA Insured	12/15 at 100.00	A		757,073
720	5.000%, 12/01/29 – ACA Insured	12/15 at 100.00	A		720,922
1,775	5.000%, 12/01/34 – ACA Insured	12/15 at 100.00	A		1,759,203

2,000	Serenity Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.500%, 12/01/34	12/14 at 100.00	N/R		2,146,860

1,810	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,768,479

4,340	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		4,344,253

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004:
$500	7.000%, 12/01/24 (Pre-refunded 12/01/14)	12/14 at 100.00	N/R	(3)	$593,680
2,845	7.125%, 12/01/34 (Pre-refunded 12/01/14)	12/14 at 100.00	N/R	(3)	3,398,438

1,335	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R		1,337,483

2,750	Tallgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.250%, 12/01/37	12/16 at 100.00	N/R		2,608,183

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
750	6.000%, 12/01/18	12/13 at 100.00	N/R		783,810
310	6.375%, 12/01/23	12/13 at 100.00	N/R		327,447

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R		534,785
500	6.750%, 12/01/33	12/13 at 100.00	N/R		534,235

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007:
540	5.100%, 12/01/26	12/16 at 100.00	N/R		522,239
1,000	5.200%, 12/01/36	12/16 at 100.00	N/R		958,590

12,507	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R		10,320,744

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R		1,172,474

	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A:
1,500	5.000%, 11/15/37	5/16 at 100.00	Baa1		1,464,435
3,000	5.250%, 11/15/39	5/16 at 100.00	Baa1		3,026,040

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
4,740	6.000%, 12/01/25	12/15 at 100.00	N/R		4,875,280
8,330	6.125%, 12/01/35	12/15 at 100.00	N/R		8,580,400

2,050	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R		2,139,032

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
1,750	6.250%, 12/01/25	12/15 at 100.00	N/R		1,817,095
3,450	6.375%, 12/01/35	12/15 at 100.00	N/R		3,587,379
359,153	Total Colorado				364,290,920
	Connecticut – 0.2%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2		6,189,750

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
365	5.500%, 1/01/14 (Alternative Minimum Tax)	1/08 at 100.00	BBB		365,949
10	5.500%, 1/01/15 (Alternative Minimum Tax)	10/07 at 100.00	BBB		10,026
2,170	5.500%, 1/01/20 (Alternative Minimum Tax)	1/08 at 100.00	BBB		2,175,642

4,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	Baa3		4,081,440
11,795	Total Connecticut				12,822,807
	District of Columbia – 0.1%
3,025	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB		3,499,864
	Florida – 8.8%

7,500	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R		7,419,150

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida (continued)

$1,870	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006-1, 5.250%, 11/01/15	No Opt. Call	N/R		$1,849,524

13,335	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Hospital and Clinics, Series 2007A, RITES PA 1469A, 5.428%, 12/01/37 (IF)	6/17 at 100.00	A		12,932,950

11,670	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Hospital and Clinics, Series 2007B, RITES PA 1469B, 5.427%, 12/01/37 (IF)	6/17 at 100.00	A		11,318,150

4,100	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R		4,310,863

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R		3,121,829

2,495	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R		2,467,730

6,000	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R		5,970,840

2,765	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	5/15 at 101.00	N/R		2,795,885

4,000	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R		3,703,160

1,455	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R		1,428,592

2,000	Bainebridge Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.500%, 5/01/38	5/17 at 100.00	N/R		1,957,720

9,415	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R		9,115,226

20,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R		19,570,178

4,765	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)	5/13 at 102.00	N/R	(3)	5,344,043

1,065	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2006, 4.750%, 5/01/34	5/16 at 100.00	N/R		966,839

1,900	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R		1,865,515

695	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R		748,307

4,950	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R		4,806,549

2,135	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R		2,184,596

8,800	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34	4/16 at 100.00	A		8,792,960

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB–		2,283,780

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (Pre-refunded 10/01/12) (6)	10/12 at 102.00	AAA		4,791,200

1,555	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R		1,605,880

3,315	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R		3,198,610

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$1,160	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	$1,178,966

1,020	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.100%, 5/01/37	5/17 at 100.00	N/R	941,603

2,800	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,719,976

1,500	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.600%, 5/01/39	5/17 at 100.00	N/R	1,451,265

7,000	Crosscreek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007B, 5.500%, 5/01/17	No Opt. Call	N/R	6,920,410

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,237,949

2,600	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/07 at 101.00	N/R	2,631,122

2,915	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	2,846,498

3,930	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	3,901,232

3,490	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,370,851

880	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	844,246

2,000	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	1,989,060

13,315	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R	12,881,064

2,000	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,903,680

2,680	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	5/16 at 100.00	N/R	2,522,362

5,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/17 (WI/DD, Settling 8/09/07)	No Opt. Call	N/R	5,009,300

2,500	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.300%, 5/01/39	5/17 at 100.00	N/R	2,376,600

4,870	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	4,921,184

3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	11/15 at 100.00	A+	3,465,735

1,075	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BBB–	1,029,065

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,065,620
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,262,480

4,135	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R	4,251,028

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
600	6.125%, 5/01/24	5/14 at 101.00	N/R	642,690
450	6.250%, 5/01/34	5/14 at 101.00	N/R	479,043

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$1,965	Islands at Doral Southwest Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R	$2,090,406

2,385	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	2,453,736

2,895	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	2,863,792

1,175	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,118,412

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	656,890

2,470	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13	No Opt. Call	N/R	2,454,810

5,000	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.200%, 5/01/15	No Opt. Call	N/R	4,941,600

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,435	5.250%, 6/15/27	6/17 at 100.00	BB	6,321,680
13,120	5.375%, 6/15/37	6/17 at 100.00	BB	12,851,565

2,435	Lee Memorial Health System, Florida, Revenue Bonds, Series 2007A, RITES PA 1470A, 6.821%, 4/01/32 (IF)	4/17 at 100.00	A	2,432,565

8,310	Lee Memorial Health System, Florida, Revenue Bonds, Series 2007A, RITES PA 1470B, 7.032%, 4/01/37 (IF)	4/17 at 100.00	A	8,288,976

620	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	649,896

362	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	347,744

7,500	Madeira Community Development District, Florida, Special Assessment Revenue, Series 2007B, 5.250%, 11/01/14	No Opt. Call	N/R	7,407,825

4,125	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R	4,224,371

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14	No Opt. Call	N/R	4,241,585

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R	947,727

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/07 at 100.00	BB+	1,009,650

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/07 at 100.00	BB+	313,441

2,810	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	2,949,376

1,470	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R	1,471,602

400	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R	405,152

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,719,448

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,291,989

3,384	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R	3,389,124

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$3,860	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.200%, 5/01/37	5/16 at 100.00	N/R	$3,618,711

1,295	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,233,384

2,355	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16	No Opt. Call	N/R	2,306,605

7,400	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	7,082,318

2,120	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	2,102,171

2,920	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	2,984,707

3,700	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	3,633,770

6,110	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	5,819,714

975	Palm River Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.375%, 5/01/36	5/17 at 100.00	N/R	947,135

3,875	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	3,900,033

7,000	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	6,822,410

1,200	Portofino Springs Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007A, 5.500%, 5/01/38	5/17 at 100.00	N/R	1,171,200

1,000	Principal One Community Development District, Jacksonville, Florida, Special Assessment Bonds, Series 2005, 5.650%, 5/01/35	5/15 at 101.00	N/R	1,022,400

4,930	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	4,936,902

2,600	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,859,428

2,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	2,034,940

9,145	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	9,485,103

3,000	Ridgewood Trails Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.650%, 5/01/38	5/17 at 100.00	N/R	2,955,810

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A:
3,250	5.125%, 11/01/13	No Opt. Call	N/R	3,225,755
7,555	5.450%, 5/01/37	5/16 at 100.00	N/R	7,417,877

	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish Housing Council, Inc., Series 2007:
4,720	5.625%, 7/01/27	7/17 at 100.00	N/R	4,576,890
2,285	5.750%, 7/01/37	7/17 at 100.00	N/R	2,216,701
2,640	5.750%, 7/01/45	7/17 at 100.00	N/R	2,528,249

7,000	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	5/17 at 100.00	N/R	6,654,480

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	9,518,400

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$2,140	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	$2,210,235

7,680	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Series 2007, P-Flt Rites 1498, 5.533%, 8/15/33 (IF)	No Opt. Call	AA–	7,564,800

6,410	South Miami Health Facilities Authority, Revenue Bonds, Baptist Health Systems of South Florida, Series 2007, P-Float Rites 1497, 5.533%, 8/15/29 (IF)	No Opt. Call	AA–	6,294,620

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,044,350

3,500	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.250%, 5/01/39	5/17 at 100.00	N/R	3,291,680

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,750	5.000%, 1/01/16	No Opt. Call	N/R	2,730,310
2,300	5.250%, 1/01/26	10/16 at 100.00	N/R	2,275,022
8,500	5.375%, 1/01/40	10/16 at 100.00	N/R	8,471,100

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
455	6.000%, 5/01/24	5/14 at 101.00	N/R	486,845
500	6.125%, 5/01/34	5/14 at 101.00	N/R	527,025

3,850	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R	3,909,406

13,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	12,670,187

2,935	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38	5/16 at 100.00	N/R	2,848,858

2,185	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	2,058,095

1,615	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,639,726

3,900	Verandah East Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/16 at 100.00	N/R	3,828,825

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/12	No Opt. Call	N/R	1,513,950
1,000	5.350%, 5/01/17	No Opt. Call	N/R	989,890
1,500	5.550%, 5/01/39	5/17 at 100.00	N/R	1,463,790

2,000	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	1,904,980

4,600	Waterstone Community Development District, Florida, Capitol Improvement Revenue Bonds, Series 2007B, 5.500%, 5/01/18	No Opt. Call	N/R	4,539,050

5,590	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	5,589,441

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,545	6.000%, 5/01/23	5/13 at 101.00	N/R	1,596,263
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,853,725

6,850	Winter Garden Village at Fowler Groves Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.650%, 5/01/37	5/16 at 100.00	N/R	6,856,369
474,776	Total Florida			470,450,102
	Georgia – 1.8%

	Athens-Clarke County Unified Government Development Authority, Georgia, Catholic Health East Revenue Bonds, Puttable Floating Option Tax-Exempt Receipts, Series 1481-1483B:
3,520	5.439%, 11/15/32 (IF)	11/17 at 100.00	A1	3,298,240
3,335	5.467%, 11/15/32 (IF)	11/17 at 100.00	A1	3,184,425

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Georgia (continued)

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
$1,520	7.750%, 12/01/14	12/11 at 101.00	N/R	$1,659,673
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,530,354

2,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	2,036,300

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,272,088
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	2,037,900

1,240	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	1,250,317

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa3	2,838,866

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	250,713
595	5.400%, 12/01/15	12/08 at 102.00	BB+	597,451
890	5.250%, 12/01/22	12/08 at 102.00	BB+	876,677
95	5.375%, 12/01/28	12/08 at 102.00	BB+	93,864

5,115	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	B2	5,116,176

3,310	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BBB+	3,318,838

4,470	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	B–	4,520,645

16,920	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (6)	7/08 at 102.00	B1	16,761,460

3,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia – Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	3,654,595

8,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	8,054,600

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	939,249

19,900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	19,209,865

1,450	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,613,357

1,000	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy Project, Series 2007, 5.125%, 3/01/37	3/17 at 100.00	N/R	979,080

	Georgia Housing Finance Authority, Single Family Mortgage Bonds, Series 2006B:
1,250	5.000%, 12/01/26 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,255,413
8,800	5.050%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	8,814,256

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	1,024,920
96,590	Total Georgia			96,189,322
	Hawaii – 0.1%

4,310	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	4,208,499
	Idaho – 0.5%

6,100	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	5,964,214

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Idaho (continued)

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
$3,145	5.250%, 9/01/26	9/16 at 100.00	BBB–		$3,164,027
2,000	5.250%, 9/01/30	9/16 at 100.00	BBB–		2,002,060
10,550	5.250%, 9/01/37	9/16 at 100.00	BBB–		10,447,137

3,620	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB		3,802,738
25,415	Total Idaho				25,380,176
	Illinois – 5.9%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 0.000%, 1/01/24	1/15 at 102.00	N/R		7,871,745

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 0.000%, 3/01/27	3/15 at 102.00	N/R		4,122,680

4,088	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R		4,103,114

950	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA		950,941

8,250	Caseyville, Illinois, Tax Increment Revenue Bonds, Forest Lakes Project, Series 2004, 7.000%, 12/30/22	12/14 at 100.00	N/R		8,589,900

4,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey- Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R		4,226,280

7,320	Chicago, Illinois, Multifamily Housing Revenue Bonds, Drexel Preservation, Series 2007, 5.270%, 6/20/48	12/17 at 102.00	AAA		7,349,353

1,290	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R		1,328,971

	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006:
1,500	5.850%, 5/01/26	5/14 at 102.00	N/R		1,532,685
2,475	6.000%, 5/01/41	5/14 at 102.00	N/R		2,533,039

4,095	Gilberts, Illinois, Special Tax Bonds, Special Service Area 9, Big Timber Project, Series 2005, 4.750%, 3/01/30 – AGC Insured	3/15 at 100.00	AAA		4,101,306

5,000	Gilberts, Illinois. Special Service Area 19 Special Tax Bonds, The Conservancy Project, Series 2006-1, 5.375%, 3/01/16	No Opt. Call	N/R		4,890,950

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	BBB–		880,882

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 100.00	BBB	(3)	1,106,400

3,750	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	No Opt. Call	BBB		3,618,375

10,000	Illinois Finance Authority, Guaranteed Solid Waste Revenue Bonds, Waste Management Inc. Project, Series 2005, 5.050%, 8/01/29 (Alternative Minimum Tax)	8/15 at 101.00	BBB		9,709,100

39,500	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	Aaa		40,512,385

4,870	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R		4,834,839

1,000	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R		999,760

5,100	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R		5,171,757

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,540	5.000%, 8/15/26	8/16 at 100.00	N/R		6,425,615
7,850	5.100%, 8/15/31	8/16 at 100.00	N/R		7,737,510

Principal Amount (000)		Description	Optional Call Provisions (1)	Ratings (2)		Value

		Illinois (continued)

$20,445		Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R		$20,372,622

		Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
500		5.250%, 5/15/15	No Opt. Call	N/R		501,480
2,750		5.500%, 5/15/26	5/17 at 100.00	N/R		2,770,240
4,000		5.750%, 5/15/38	5/17 at 100.00	N/R		4,072,120
350		5.400%, 5/15/38	5/12 at 100.00	N/R		345,723

9,045		Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–		8,972,640

10,750		Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R		11,687,293

		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000:
45		6.000%, 5/15/10	No Opt. Call	Baa2		46,470
100		6.350%, 5/15/15	5/10 at 101.00	Baa2		105,364

5,235		Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00	Baa2		5,334,779

		Illinois Health Facilities Authority, Revenue Bonds, Holy Cross Hospital, Series 1994:
2,705		6.700%, 3/01/14	10/07 at 100.00	B2		2,705,325
5,750		6.750%, 3/01/24	9/07 at 100.00	B2		5,749,483

		Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
60		5.375%, 11/15/08	No Opt. Call	BB+		60,172
1,750		5.500%, 11/15/19	11/08 at 102.00	N/R		1,744,890

2,600		Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R		2,794,974

3,030		Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27 (Pre-refunded 8/15/07)	8/07 at 101.00	N/R	(3)	3,062,391

2,200		Illinois Housing Development Authority, Housing Finance Bonds, Series 2006G, 4.800%, 7/01/32	7/16 at 100.00	A+		2,148,344

300		Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00	A3		305,211

18,000		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R		19,045,078

4,000		Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	A		4,141,400

10,021		Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	1/08 at 100.00	N/R		9,911,421

3,429		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R		3,679,043

2,894		Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R		3,082,544

4,880		Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R		4,778,008

5,834		Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R		5,955,056

6,000		Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R		6,164,580

2,055		Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R		2,164,470

3,315		Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R		3,430,229

3,750		Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R		3,693,300

—	(5)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R		215

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois (continued)

$2,900	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	10/07 at 100.00	N/R		$2,825,934

3,528	Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 3 Special Tax Bonds, Series 2003, 6.750%, 3/01/33 (Pre-refunded 3/01/13)	3/13 at 102.00	N/R	(3)	3,999,411

2,092	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 1, Series 2003, 6.700%, 3/01/33 (Pre-refunded 3/01/13)	3/13 at 102.00	N/R	(3)	2,366,512

4,500	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 3/16/16)	3/16 at 102.00	N/R		4,557,735

2,676	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R		2,748,011

6,335	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R		6,385,490

3,172	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R		3,448,345

2,400	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R		2,354,016

7,450	Yorkville United City, Illinois, Special Service Area 2006-113 Cannoball & Beecher Special Tax Bonds, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R		7,295,711

3,950	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R		4,152,003

3,840	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R		3,928,858
309,854	Total Illinois				315,484,478
	Indiana – 1.8%

2,585	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R		2,767,915

2,420	East Chicago, Indiana, Exempt Facilities Revenue Bonds, Inland Steel Company Project 14, Series 1996, 6.700%, 11/01/12 (Alternative Minimum Tax)	No Opt. Call	BBB		2,523,963

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3		1,542,555

5,340	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	B–		5,496,035

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
8,070	5.000%, 8/01/24	8/16 at 100.00	Baa2		8,019,805
6,865	5.125%, 8/01/29	8/16 at 100.00	Baa2		6,856,007
16,905	5.250%, 8/01/36	8/16 at 100.00	Baa2		16,947,092

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB–		2,102,960

950	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/36	2/16 at 100.00	A–		964,668

1,130	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (6)	12/07 at 102.00	B2		1,132,102

1,245	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (6)	4/09 at 102.00	B2		1,248,984

195	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (6)	4/10 at 101.00	B2		200,903

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2		1,855,175

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Indiana (continued)

$890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1	$921,408

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+	1,552,186

3,810	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R	3,869,741

9,000	Saint Joseph County Hospital Authority, Indiana, Memorial Hospital of South Bend Revenue Bonds, UBS Residual Series 07-1010, 5.588%, 8/15/46 (IF)	8/17 at 100.00	AA–	8,730,000

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB	3,092,462
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,529,275

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	2,297,122

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
230	5.550%, 5/15/19	5/11 at 100.00	N/R	231,757
250	6.000%, 5/15/26	5/16 at 100.00	N/R	262,235
265	5.700%, 5/15/28	5/11 at 100.00	N/R	267,666
270	6.000%, 5/15/38	5/16 at 100.00	N/R	281,421

	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,000	5.700%, 9/01/37	9/17 at 100.00	N/R	2,008,260
6,500	5.750%, 9/01/42	9/17 at 100.00	N/R	6,536,660
5,000	5.800%, 9/01/47	9/17 at 100.00	N/R	5,035,750

5,240	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,589,665
93,680	Total Indiana			94,863,772
	Iowa – 0.8%

1,725	Adair County Memorial Hospital, Iowa, Hospital Revenue Bonds, Series 2007A, 5.100%, 12/01/37	12/17 at 100.00	N/R	1,688,637

1,200	Carroll County, Iowa, Hospital Revenue Bonds, Saint Anthony Regional Hospital Project, Series 2006A, 5.000%, 11/01/31	11/16 at 100.00	Baa3	1,158,228

4,900	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	5,033,476

6,385	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A,, 4.600%, 7/01/41	7/16 at 100.00	AA–	6,125,514

	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A:
350	5.450%, 11/01/26	11/13 at 101.00	N/R	344,761
1,000	5.550%, 11/01/41	11/13 at 100.00	N/R	981,560

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,055	5.500%, 6/01/42	6/15 at 100.00	BBB	1,049,240
10,255	5.625%, 6/01/46	6/15 at 100.00	BBB	10,312,118

4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 0.000%, 6/01/34	6/17 at 100.00	BBB	4,517,685

	Palo Alto County, Iowa, Critical Access Hospital Revenue Bonds, Palo Alto County Hospital Project, Series 2006:
420	5.125%, 8/01/29	8/16 at 100.00	N/R	415,304
5,760	5.125%, 8/01/36	8/16 at 100.00	N/R	5,638,234

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	2,223,540

	Washington County Hospital, Iowa, Revenue Bonds, Washington County Hospital Project, Series 2006:
1,525	5.375%, 7/01/26	7/16 at 100.00	N/R	1,539,991
1,275	5.500%, 7/01/32	7/16 at 100.00	N/R	1,296,038
42,600	Total Iowa			42,324,326

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Kansas – 1.0%

$2,350	Kansas Independent College Financing Authority, Educational Facilities Revenue Bonds, Newman University, Series 2006, 5.000%, 10/01/28	10/17 at 100.00	N/R	$2,250,689

	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A:
1,670	5.750%, 9/01/29	9/17 at 100.00	N/R	1,723,824
450	5.750%, 9/01/37	9/17 at 100.00	N/R	462,312

	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A:
1,000	5.050%, 9/01/26	9/14 at 100.00	N/R	983,720
1,500	5.150%, 9/01/31	9/14 at 100.00	N/R	1,470,915

1,200	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006B, 5.000%, 9/01/22	9/14 at 100.00	N/R	1,203,144

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,102,820

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16	No Opt. Call	N/R	980,490
4,780	5.000%, 3/01/26	3/16 at 100.00	N/R	4,485,265

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28	12/16 at 100.00	N/R	2,604,242

3,200	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	3,442,496

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	2,508,550

14,770	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	B–	14,816,230

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005:
4,000	4.750%, 12/01/16	12/15 at 100.00	N/R	4,043,680
10,000	5.000%, 12/01/20	12/15 at 100.00	N/R	10,180,100
53,210	Total Kansas			53,258,477
	Kentucky – 0.3%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/08 at 102.00	BB–	505,355
2,000	5.850%, 10/01/17	4/08 at 102.00	BB–	2,020,180
6,390	5.875%, 10/01/22	4/08 at 102.00	BB–	6,435,561

	Louisville & Jefferson County Metropolitan Government, Kentucky, Revenue Bonds, Farmdale Adult Citizens Towers Inc., Series 2006A:
1,605	5.500%, 12/01/21	12/13 at 100.00	N/R	1,602,496
1,550	5.625%, 12/01/31	12/13 at 100.00	N/R	1,532,656

2,640	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	N/R	2,590,130

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,198,782
16,875	Total Kentucky			16,885,160
	Louisiana – 3.0%

2,100	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	11/07 at 100.00	N/R	2,099,811

13,510	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	11/07 at 100.00	N/R	13,510,676

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Louisiana (continued)

$1,455	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	11/07 at 100.00	N/R	$1,455,393

1,100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,096,634

2,560	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 4.750%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB	2,449,843

760	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	B2	760,144

9,480	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	10/07 at 100.00	N/R	9,476,872

25,750	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	CCC+	30,476,413

2,500	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	2,479,300

9,926	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17	No Opt. Call	N/R	9,793,686

11,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	11,433,953

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,260,176

685	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	677,821

27,475	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (6)	No Opt. Call	AAA	32,093,273

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,890,846

1,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007A, 7.000%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	1,029,273

3,470	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.000%, 8/15/33	8/15 at 100.00	A+	3,469,931

3,280	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, Drivers 1753, 5.986%, 7/01/37 – CIFG Insured (IF)	7/17 at 100.00	Aaa	2,954,099

3,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21	10/11 at 100.00	N/R	2,980,470

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	920,128
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	839,200

5,505	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	10/07 at 100.00	N/R	5,633,542

8,580	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	8,889,910

145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	11/07 at 100.00	BBB–	146,520

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	2,263,390
149,901	Total Louisiana			159,081,304

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Maine – 0.1%

$6,530	Jay, Maine, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.900%, 11/01/17 (Alternative Minimum Tax)	11/14 at 100.00	BBB		$6,474,038

245	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Great Northern Paper, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	10/07 at 100.00	Ba3		246,683
6,775	Total Maine				6,720,721
	Maryland – 2.4%

140	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993, 5.350%, 4/01/08	No Opt. Call	B–		139,390

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		510,545

6,800	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1		7,121,096

1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A, 5.250%, 4/01/33	4/17 at 100.00	N/R		991,980

4,330	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Housing Revenue Bonds, Series 2007A, Municipal Trust Certificates 7057, 7.100%, 6/01/37 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA2		3,939,088

	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, ROLS 11043 & 11043-2:
1,255	6.801%, 9/01/42 (IF)	3/17 at 100.00	AA		1,129,487
2,490	6.960%, 3/01/48 (Alternative Minimum Tax) (IF)	3/17 at 100.00	AA		2,266,199

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax)	9/16 at 100.00	Aa2		6,964,362

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,925	5.000%, 12/01/16	No Opt. Call	N/R		1,927,002
45,800	5.000%, 12/01/31	12/16 at 100.00	N/R		43,689,536

2,400	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31	12/16 at 100.00	N/R		2,365,440

3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/07 at 100.00	N/R		3,509,415

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18	1/17 at 100.00	N/R		751,343
6,260	5.500%, 7/01/38	1/17 at 100.00	N/R		6,271,080

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(3)	25,949
800	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R	(3)	877,896

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/37	7/16 at 100.00	N/R		1,012,870

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm Presbyterian Community, Series 2007A:
2,160	5.250%, 1/01/27	1/17 at 100.00	N/R		2,158,596
5,345	5.300%, 1/01/37	1/17 at 100.00	N/R		5,318,703

1,925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/35	6/16 at 100.00	Baa1		1,903,479

	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A:
420	5.500%, 5/01/20	5/15 at 100.00	N/R		438,115
1,400	6.000%, 5/01/35	5/15 at 100.00	N/R		1,485,680

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Maryland (continued)

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
$2,250	5.300%, 7/01/08	10/07 at 100.00	B3	$2,217,443
700	5.375%, 7/01/14	1/08 at 100.00	B3	640,507
18,435	5.300%, 7/01/24	1/08 at 100.00	B3	15,462,541

13,460	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R	13,353,395

1,800	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R	1,803,096
134,205	Total Maryland			128,274,233
	Massachusetts – 1.3%

12,710	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3	13,002,457

4,215	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	4,215,885

945	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,028,944

2,960	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	2,960,977

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	887,887

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	1,059,860

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,950	5.250%, 10/01/26	10/12 at 102.00	BBB–	1,955,187
850	5.250%, 10/01/37	10/12 at 102.00	BBB–	836,655

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
270	5.700%, 7/01/15	1/09 at 101.00	BBB	277,533
1,480	5.625%, 7/01/20	1/09 at 101.00	BBB	1,507,750
200	5.750%, 7/01/28	1/09 at 101.00	BBB	205,750

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB	195,836
430	6.250%, 7/01/22	7/12 at 101.00	BBB	460,113

1,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 2007, RITES 1482B, 5.466%, 11/15/32 (IF)	11/17 at 100.00	A	1,274,725

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,914,700

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D:
7,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	7,022,120
5,365	5.375%, 7/01/35	7/15 at 100.00	BBB–	5,423,318

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB–	914,631

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB–	2,555,392
5,650	6.375%, 7/01/34	7/14 at 100.00	BB–	5,939,845

16,915	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	16,589,048

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Massachusetts (continued)

$95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	10/07 at 100.00	B–	$95,216
69,715	Total Massachusetts			70,323,829
	Michigan – 3.9%

560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	591,601

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB–	1,026,207

2,400	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/07 at 102.00	BB+	2,379,096

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,931,794

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,545	5.000%, 11/01/26	11/16 at 100.00	BB+	2,404,949
1,500	5.250%, 11/01/31	11/16 at 100.00	BB+	1,449,000
2,840	5.250%, 11/01/36	11/16 at 100.00	BB+	2,719,158

1,235	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,260,540

890	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	924,078

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	1,187,100
500	5.750%, 11/01/30	11/15 at 100.00	BB	495,835
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	2,370,122

7,440	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	7,468,495

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	97,791

1,110	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	1,121,744

775	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37	7/12 at 100.00	N/R	753,889

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	1,034,050
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,565,130

900	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.000%, 11/01/36	11/17 at 100.00	BBB–	854,253

	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A:
180	5.500%, 7/01/20	7/15 at 100.00	BBB	187,668
3,500	6.250%, 7/01/40	7/15 at 100.00	BBB	3,793,650

1,595	Meridian, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham Hills Retirement Community First Mortgage, Series 2007 A1, 5.250%, 7/01/26	7/12 at 100.00	N/R	1,564,009

7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	7,450,719

825	Michigan Job Development Authority, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	10/07 at 100.00	B–	825,635

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,500	7.500%, 10/01/12	10/09 at 102.00	Ba1	1,530,540
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,048,045
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1	11,083,303

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan (continued)

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
$1,000	7.250%, 10/01/11	10/09 at 102.00	Ba1	$1,029,980
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	801,945

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R	1,164,916

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
1,040	6.000%, 2/01/16	No Opt. Call	BB	1,038,970
1,055	6.375%, 2/01/26	2/16 at 100.00	BB	1,051,603
2,855	6.500%, 2/01/36	2/16 at 100.00	BB	2,823,966

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
770	5.125%, 8/15/18	8/08 at 101.00	BB–	765,496
2,575	5.250%, 8/15/23	8/08 at 101.00	BB–	2,537,920
4,935	5.250%, 8/15/28	8/08 at 101.00	BB–	4,761,337

19,515	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/07 at 100.00	BB–	19,077,667

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
790	6.625%, 1/01/16	1/08 at 100.00	Ba3	794,053
505	6.700%, 1/01/26	1/08 at 100.00	Ba3	507,591

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB	239,842
105	5.000%, 5/15/30	5/15 at 100.00	BBB	103,517
5,090	5.000%, 5/15/37	5/15 at 100.00	BBB	4,947,531

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	10,793,785

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R	2,264,828
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R	11,414,816

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
145	6.375%, 8/15/09	8/07 at 100.00	BB–	145,097
2,460	6.250%, 8/15/13	8/07 at 100.00	BB–	2,461,156
8,320	6.500%, 8/15/18	8/07 at 100.00	BB–	8,324,826

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,575	6.000%, 2/01/14	8/07 at 100.00	BBB–	1,575,583
2,995	6.000%, 2/01/24	8/07 at 100.00	BBB–	2,995,869

210	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	10/07 at 100.00	Ba3	211,071

9,425	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	9/07 at 100.00	B–	9,443,850

15,635	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	1/08 at 101.00	BB–	15,829,030

4,435	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000B, 6.750%, 7/23/09	10/07 at 101.00	BB–	4,490,038

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB–	3,378,309

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan (continued)

$2,670	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	$2,774,077

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
5	6.000%, 8/01/07	No Opt. Call	B1	5,000
7,875	6.000%, 8/01/13	8/07 at 100.00	B1	7,879,646
5,050	6.000%, 8/01/18	8/07 at 100.00	B1	4,948,697
4,320	6.000%, 8/01/23	8/07 at 100.00	B1	4,125,686

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
450	4.750%, 11/01/11	No Opt. Call	BB+	442,670
1,070	5.000%, 11/01/15	No Opt. Call	BB+	1,057,470
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,688,018
4,295	5.350%, 11/01/25	11/15 at 100.00	BB+	4,247,798
2,185	5.500%, 11/01/30	11/15 at 100.00	BB+	2,172,043
5,150	5.500%, 11/01/35	11/15 at 100.00	BB+	5,080,475
209,770	Total Michigan			210,514,573
	Minnesota – 1.8%

	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006:
1,000	5.250%, 2/01/14	No Opt. Call	N/R	1,013,340
830	5.500%, 2/01/18	2/16 at 100.00	N/R	846,650
905	5.500%, 2/01/19	2/16 at 100.00	N/R	919,299
1,430	5.500%, 2/01/24	2/16 at 100.00	N/R	1,441,383
3,740	5.600%, 2/01/32	2/16 at 100.00	N/R	3,794,267

6,500	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.250%, 12/01/46	12/14 at 100.00	N/R	6,346,340

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,550,495

2,450	Elk River, Minnesota, Multifamily Housing Revenue Bonds, Birchwood Court Apartments, Series 2007, 5.750%, 7/01/37 (WI/DD, Settling 8/06/07) (Alternative Minimum Tax)	7/17 at 100.00	N/R	2,452,622

1,000	Eveleth, Minnesota, Health Care Revenue Bonds, Arrowhead Senior Living Community, Series 2007, 5.200%, 10/01/27	4/14 at 101.00	N/R	973,740

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
2,500	5.000%, 4/01/25	4/13 at 101.00	BBB	2,498,375
1,100	5.000%, 4/01/31	4/12 at 101.00	BBB	1,084,160

3,270	Hopkins Housing & Redevelopment Authority, Minnesota, Tax Increment Revenue Bonds, Excelsior Crossings, Series 2007, 5.050%, 2/01/30	8/14 at 100.00	N/R	3,177,950

	Inver Grove Heights, Minnesota, Revenue Bonds, Presbyterian Homes Care Centers, Series 2006:
965	5.375%, 10/01/26	10/13 at 101.00	N/R	955,254
525	5.500%, 10/01/33	10/13 at 101.00	N/R	522,722
1,000	5.500%, 10/01/41	10/13 at 101.00	N/R	989,720

	Madelia, Minnesota, Revenue Bonds, Madelia Community Hospital Inc., Series 2006:
615	5.250%, 10/01/31	10/11 at 101.00	N/R	615,640
800	5.300%, 10/01/36	10/11 at 101.00	N/R	802,120

2,500	Minneapolis, Minnesota, Multifamily Housing Revenue Bonds, Keeler Apartments, Series 2007A, 5.000%, 10/01/37	10/15 at 102.00	N/R	2,328,925

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	594,762
50	5.350%, 2/01/30	2/14 at 100.00	N/R	49,580

650	Moorhead Economic Development Authority, Minnesota, Multifamily Revenue Bonds, Evenitde Senior Housing, Series 2006A, 5.150%, 6/01/29	6/14 at 100.00	N/R	637,013

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Minnesota (continued)

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
$1,000	5.250%, 11/01/21	11/16 at 100.00	BBB–	$1,017,140
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–	3,063,300
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–	1,523,355

	Northfield Housing and Redevelopment Authority, Minnesota, Northfield Retirement Center Project Revenue Bonds, Series 2006A:
685	5.125%, 12/01/21	12/13 at 101.00	N/R	667,320
2,000	5.375%, 12/01/36	12/13 at 101.00	N/R	1,936,780

1,000	Pine City, Minnesota, Health Care and Housing Revenue Bonds, North Branch Senior Living LLC GNMA Collateralized Mortgage Loan, Series 2006A, 5.000%, 10/20/47	4/14 at 100.00	Aaa	1,016,810

	Pine City, Minnesota, Lease Revenue Bonds, Lakes International Language Academy, Series 2006A:
500	6.000%, 5/01/26	5/14 at 102.00	N/R	504,855
400	6.250%, 5/01/35	5/14 at 102.00	N/R	404,108

	Prior Lake Economic Development Authority, Minnesota, Senior Housing Revenue Bonds, Shepherds Path Project, Series 2006B:
3,000	5.700%, 8/01/36	8/16 at 100.00	N/R	3,047,040
2,000	5.750%, 8/01/41	8/16 at 100.00	N/R	2,007,520

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,406,686

1,000	Rochester, Minnesota, Health Care & Housing Revenue Bonds, Madonna Meadows of Rochester, Series 2007A, 5.300%, 4/01/37	4/14 at 101.00	N/R	977,260

	Saint Paul Housing & Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A:
1,000	5.050%, 10/01/27	10/17 at 100.00	N/R	969,420
1,750	5.250%, 10/01/42	10/17 at 100.00	N/R	1,723,628

4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of Pease Academy Project, Series 2006A, 5.000%, 12/01/36	12/15 at 100.00	BBB–	3,842,240

2,115	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R	2,195,983

1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	959,380

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paprt Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB	100,008

	Sherburne County, Minnesota, Health Care Facilities Revenue Bonds, Guardian Angels Health Services, Series 2006:
500	5.450%, 10/01/31	10/13 at 101.00	N/R	492,105
500	5.550%, 10/01/36	10/13 at 101.00	N/R	490,400

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,698,400

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R	527,265
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,246,267

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R	410,936
1,000	6.000%, 9/01/36	9/14 at 102.00	N/R	1,032,790

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,163,921

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	2,087,168

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Minnesota (continued)

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
$845	5.300%, 11/01/30	5/14 at 101.00	N/R		$825,607
2,225	5.375%, 5/01/43	5/14 at 101.00	N/R		2,169,620

10,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3		11,193,523

1,400	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB		1,429,092

1,700	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R		1,738,352

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R		1,465,125
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R		784,848

5,000	Washington County Housing & Redevelopment Authority, Minnesota, Healthcare & Housing Revenue Bonds, Birchwood & Woodbury, Series 2007A, 5.625%, 6/01/37	6/17 at 100.00	N/R		4,903,900
96,790	Total Minnesota				97,616,509
	Mississippi – 0.1%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	A3		314,244

1,434	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R		1,469,850

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12 (ETM)	3/12 at 100.00	B2	(3)	1,054,260
2,734	Total Mississippi				2,838,354
	Missouri – 2.5%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R		250,410
600	5.625%, 3/01/25	3/16 at 100.00	N/R		602,400

4,350	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds, Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)	7/17 at 100.00	N/R		4,223,372

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R		656,640
475	6.125%, 12/01/36	12/16 at 100.00	N/R		461,425

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R		9,078,962
4,165	5.875%, 4/01/30	4/16 at 100.00	N/R		4,211,107

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R		202,108

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R		577,120
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R		2,820,420

	Grindstone Plaza Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A:
525	5.250%, 10/01/21	10/16 at 100.00	N/R		521,593
760	5.400%, 10/01/26	10/16 at 100.00	N/R		761,300
1,160	5.500%, 10/01/31	10/16 at 100.00	N/R		1,161,972
1,750	5.550%, 10/01/36	10/16 at 100.00	N/R		1,747,585

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R		7,273,007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri (continued)

$2,330	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax) (4)	2/14 at 102.00	N/R	$1,683,565

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,585	5.150%, 6/01/16	6/14 at 102.00	N/R	2,606,895
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	3,034,410

10,760	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	10,884,386

6,500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA	6,188,195

60	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, Residuals 1567, 6.009%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (IF)	12/16 at 100.00	AAA	51,365

3,980	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	4,204,154

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,277,932
1,900	5.350%, 6/15/32	6/15 at 103.00	N/R	1,877,979

	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center Headquarters Hotel Project, Series 2000A:
3,135	7.000%, 12/15/15 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	3,173,843
8,245	6.875%, 12/15/20 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	8,295,459
12,620	7.200%, 12/15/28 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	12,791,758
25,670	7.250%, 12/15/35 (Alternative Minimum Tax)	12/10 at 102.00	Caa2	26,019,880

1,360	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Series 2006, 5.125%, 5/01/26	5/13 at 100.00	N/R	1,327,088

1,735	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/07 at 100.00	N/R	1,734,896

2,535	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/07 at 100.00	N/R	2,506,811

1,770	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	No Opt. Call	N/R	1,756,229

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	2,327,378

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	498,115
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	1,005,270

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,006,470

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	678,510

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	1,000,270
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	2,477,200
133,585	Total Missouri			132,957,479
	Montana – 0.8%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B2	10,067,414

32,710	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	32,917,709
42,520	Total Montana			42,985,123

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Nevada – 2.3%

$7,810	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	1/08 at 100.00	B	$7,617,640

5,690	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	1/08 at 100.00	B	5,722,945

15,215	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	11/07 at 100.00	B	15,218,956

4,600	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 – FGIC Insured (Alternative Minimum Tax)	12/14 at 100.00	AAA	4,681,604

4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax) (UB)	10/15 at 100.00	AAA	3,975,400

1,915	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, Residuals 1843, 6.820%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax) (IF)	10/15 at 100.00	AAA	1,897,171

7,215	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/07 at 100.00	B	7,214,279

1,285	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/07 at 103.00	N/R	1,330,258

	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D:
25	5.300%, 10/01/11	10/07 at 100.00	B	24,958
645	5.450%, 10/01/23	1/08 at 100.00	B	635,080

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R	1,015,930
38,950	7.375%, 1/01/40	1/10 at 102.00	N/R	39,570,082

19,160	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R	19,994,226

6,115	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R	6,329,025

1,645	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,592,623

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A	1,095,990

3,150	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,253,226

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	2,361,938
121,795	Total Nevada			123,531,331
	New Hampshire – 0.3%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
4,200	5.000%, 7/01/32	7/16 at 100.00	BBB+	4,114,823
4,180	5.000%, 7/01/36	7/16 at 100.00	BBB+	4,064,632

1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	1,567,740

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	201,744

335	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB+	335,908

1,000	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998B, 5.800%, 5/01/18	5/08 at 102.00	BB+	1,027,130

3,960	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	4,129,726
15,375	Total New Hampshire			15,441,703

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Jersey – 2.7%

$10,000	Bayonne Medical Center Inc., New Jersey, Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 9/11/07 (7)	No Opt. Call	N/R	$4,509,000

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	2,815,175

1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	1,047,340

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	1,008,150

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	B–	49,756

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/08 at 100.00	Ba1	2,224,348

400	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/07 at 100.00	CCC+	400,828

3,290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/08 at 102.00	BB+	3,170,343

365	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	4/08 at 101.00	B3	356,214

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,035	6.625%, 9/15/12 (Alternative Minimum Tax)	No Opt. Call	B	1,089,814
12,570	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	12,936,164
13,025	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	13,379,280
37,285	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	38,371,112

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,599,315
2,430	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	2,567,514

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,402,860

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/30	7/15 at 100.00	Baa3	1,031,980

10,910	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Holy Name Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	BBB	10,672,817

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
540	5.500%, 7/01/23	7/13 at 100.00	Ba1	553,797
740	5.500%, 7/01/33	7/13 at 100.00	Ba1	755,111

8,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006, 5.000%, 7/01/46	7/16 at 100.00	Baa1	7,774,000

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,000	6.750%, 10/01/11 (Alternative Minimum Tax)	10/08 at 100.00	N/R	1,009,840

4,490	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	4,935,273

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,600	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,800,912
2,450	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,809,219
3,015	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,494,325
1,255	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,406,566

21,470	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	19,812,515
147,325	Total New Jersey			143,983,568

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Mexico – 0.5%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
$1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	$1,553,386
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,558,346

12,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003A, 4.875%, 4/01/33	4/16 at 101.00	BBB	12,253,375

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	BBB	980,270

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,095	5.500%, 9/01/16	No Opt. Call	N/R	1,112,542
500	5.750%, 9/01/21	9/16 at 100.00	N/R	511,865
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	3,597,160

3,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	AAA	3,008,010
24,590	Total New Mexico			24,574,954
	New York – 3.8%

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	498,255

	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
1,000	5.500%, 7/01/11	No Opt. Call	Ba2	1,040,420
1,785	5.750%, 7/01/12	7/11 at 101.00	Ba2	1,884,817
1,550	5.750%, 7/01/13	7/11 at 101.00	Ba2	1,632,677
2,355	5.750%, 7/01/15	7/11 at 101.00	Ba2	2,469,359
1,405	5.750%, 7/01/16	7/11 at 101.00	Ba2	1,469,630
200	5.750%, 7/01/17	7/11 at 101.00	Ba2	208,714
3,200	5.375%, 7/01/20	7/11 at 101.00	Ba2	3,268,352
18,175	5.500%, 7/01/30	7/11 at 101.00	Ba2	18,530,321

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA	523,510

7,665	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 5.500%, 7/01/26	7/08 at 100.00	Baa1	7,731,762

2,625	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26	7/08 at 100.00	Baa1	2,650,436

4,020	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.150%, 8/01/16	No Opt. Call	N/R	4,025,749

62,000	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, 3rd Subordinate Series 2005D, 0.000%, 6/01/55	6/15 at 7.17	N/R	2,589,120

3,445	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Linden Boulevard Apartments, Series 2006A, 4.750%, 1/15/39 (Alternative Minimum Tax)	1/17 at 100.00	AAA	3,275,093

22,400	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B	26,383,840

1,270	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	1,333,665

1,290	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	1,354,668

1,035	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	1,098,249

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
24,110	6.250%, 3/01/15	3/09 at 103.00	N/R	25,295,007
23,390	6.500%, 3/01/35	3/09 at 103.00	N/R	24,618,677

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$9,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005B, 6.750%, 3/01/15	3/09 at 103.00	N/R	$9,515,250

6,500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	6,599,450

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax)	8/07 at 102.00	CCC+	193,092
430	5.400%, 7/01/20 (Alternative Minimum Tax)	8/07 at 102.00	CCC+	414,301

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	10/07 at 100.00	CCC+	2,309,403

2,180	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/08 at 102.00	BB+	2,104,354

95	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	BB+	104,025

	New York City Industrial Development Authority, New York, JetBlue,:
1,000	5.000%, 5/15/20 (Alternative Minimum Tax)	5/12 at 100.00	B	950,020
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	5/12 at 100.00	B	940,160

10	New York City, New York, Industrial Development Agency Revenue Bonds, Harlem Auto Mall Empowerment Zone General Motors Project, Series 2004, 5.125%, 12/30/23 – MBIA Insured (Alternative Minimum Tax)	7/14 at 100.00	B–	9,212

3,000	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A, 4.750%, 7/15/39 (Alternative Minimum Tax)	1/17 at 100.00	AAA	2,851,080

3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19	2/16 at 100.00	N/R	3,617,530

1,300	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	1,333,917

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
2,925	6.750%, 10/01/19 (Alternative Minimum Tax)	10/07 at 101.00	N/R	2,954,747

6,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	5,902,920

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	97,282

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,500	5.000%, 6/01/26	6/16 at 100.00	BBB	2,464,150
13,960	5.000%, 6/01/34	6/16 at 100.00	BBB	13,618,677
5,680	5.125%, 6/01/42	6/16 at 100.00	BBB	5,597,867

5,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BBB	4,925,650

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/08 at 102.00	N/R	1,001,140

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
1,500	6.150%, 3/01/15	3/08 at 102.00	N/R	1,501,710
1,600	6.200%, 3/01/20	3/08 at 102.00	N/R	1,602,160
254,705	Total New York			202,490,418
	North Carolina – 1.4%

	Charlotte Housing Authority, North Carolina, GNMA Multifamily Housing Mortgage Revenue Bonds, South Oak Crossing, Series 2006:
2,235	4.700%, 8/20/36 (Alternative Minimum Tax)	8/16 at 100.00	Aaa	2,110,890
2,485	4.800%, 8/20/48 (Alternative Minimum Tax)	8/16 at 100.00	Aaa	2,335,378

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	North Carolina (continued)

$25,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA–	$25,007,000

6,845	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	7,080,468

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,593,005

5,350	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	5,384,882

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R	3,827,284
5,360	5.500%, 10/01/31	10/16 at 100.00	N/R	5,430,806
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,679,742

11,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36 (UB)	11/16 at 100.00	AA–	10,056,310

3,690	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 4.500%, 11/01/36	11/16 at 100.00	AA–	3,373,435

	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Series 2005C:
750	5.250%, 10/01/24	10/15 at 100.00	N/R	760,380
1,600	5.500%, 10/01/32	10/15 at 100.00	N/R	1,640,256
75,270	Total North Carolina			74,279,836
	North Dakota – 0.3%

2,000	Burleigh County Industrial Development Authority, North Dakota, The Missouri Slope Lutheran Care Center, Series 2006, 5.375%, 11/01/28	11/15 at 100.00	N/R	2,000,480

2,410	Fort Yates Public School District 4 Building Authority, North Dakota, Lease Revenue Bonds, Series 2005, 5.000%, 7/15/24 – ACA Insured	7/15 at 100.00	A	2,428,027

	Grand Forks, North Dakota, Senior Housing Revenue Bonds, 4000 Valley Square, Series 2006:
2,765	5.125%, 12/01/21	12/15 at 100.00	N/R	2,730,272
1,750	5.200%, 12/01/26	12/15 at 100.00	N/R	1,731,993
3,000	5.300%, 12/01/34	12/15 at 100.00	N/R	2,967,720

	Lincoln Municipal Industrial Development Act Revenue Bonds, North Dakota, Missouri Slope Lutheran Care Center, Series 2006:
640	5.250%, 11/01/26	11/15 at 100.00	N/R	629,670
2,840	5.350%, 11/01/41	11/15 at 100.00	N/R	2,777,377

395	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/08 at 100.00	N/R	395,067
15,800	Total North Dakota			15,660,606
	Ohio – 3.0%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	489,400
1,270	5.800%, 1/01/18	1/08 at 102.00	B	1,227,112

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	1,107,134

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,875,506

12,415	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	CCC+	12,294,575

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Ohio (continued)

$1,030	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	$1,057,285

7,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	7,102,970

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
1,000	5.000%, 12/01/22	12/16 at 100.00	N/R	986,770
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	969,890

4,435	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	4,594,394

1,080	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1999, 5.650%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	1,052,417

1,500	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	B+	1,491,750

4,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	4,046,880

2,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,377,349

470	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	Ba3	472,251

7,965	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Ba3	8,015,339

38,020	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba1	36,765,720

7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	B–	6,985,517

7,260	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	B–	7,336,448

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/12 at 106.00	N/R	3,392,734
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,519,640

8,530	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	8,620,589

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	505,650

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/08 at 103.00	Baa3	66,093

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,523,450

1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	1,323,297

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	11,742,362
18,400	6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	18,403,311

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27	7/17 at 102.00	N/R	5,005,100
163,580	Total Ohio			163,350,933

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oklahoma – 1.9%

$700	Haskell County Public Finance Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 5.250%, 4/01/31 – RAAI Insured	4/16 at 100.00	Aa3	$714,854

	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
2,780	5.500%, 9/01/25	9/16 at 100.00	BBB	2,889,615
5,210	5.375%, 9/01/29	9/16 at 100.00	BBB	5,333,790
6,710	5.375%, 9/01/36	9/16 at 100.00	BBB	6,830,310

6,800	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	6,902,340

2,000	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 5.125%, 12/01/36	12/17 at 100.00	BBB	1,984,840

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,293,513
1,000	5.750%, 8/15/12 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,046,950
815	5.750%, 8/15/13 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	853,264
1,000	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,046,950
1,730	5.625%, 8/15/19 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,807,020
6,020	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	6,288,010

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	2,177,499
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	3,628,288

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
1,100	5.250%, 5/15/16	5/14 at 100.00	BBB+	1,140,238
610	5.000%, 5/15/18	5/14 at 100.00	BBB+	619,248
450	5.000%, 5/15/19	5/14 at 100.00	BBB+	455,261

4,000	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa, Series 2006, 5.000%, 10/01/37	10/16 at 100.00	A2	4,034,880

755	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	12/07 at 100.00	B	756,261

16,540	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/07 at 100.00	B	16,548,102

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	25,163

260	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	261,095

27,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	Caa1	31,017,600

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	2,081,253
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,784,435
98,030	Total Oklahoma			103,520,779
	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,019,590

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/07 at 100.00	N/R	414,035
130	5.000%, 10/01/21	1/08 at 100.00	N/R	106,331
715	5.350%, 10/01/31	10/07 at 100.00	N/R	584,405

4,085	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (6)	8/07 at 100.00	B	4,088,064

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Oregon (continued)

$2,710	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/07 at 102.00	B2		$2,716,775

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	8/07 at 100.00	B		500,380

3,965	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R		3,879,554
15,605	Total Oregon				15,309,134
	Pennsylvania – 2.8%

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3		2,493,166

2,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.000%, 4/01/25	4/15 at 100.00	Baa2		2,319,939

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
410	9.250%, 11/15/15 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		474,165
3,400	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		4,018,256
8,185	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA		9,673,360

6,250	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	Baa3		6,578,000

3,625	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R		3,749,446

8,750	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB+		8,945,300

5,200	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R		5,224,596

4,130	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005A, 4.700%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB		3,965,378

1,000	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB		1,007,530

2,635	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		2,739,056

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BB+		25,209

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R		2,862,408
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R		4,976,319
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R		12,380,970

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R	(3)	1,718,580

110	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BB+		112,812

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
4,475	5.875%, 7/01/31	7/16 at 100.00	N/R		4,569,646
2,455	5.900%, 7/01/40	7/16 at 100.00	N/R		2,505,328

10,000	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Series 2007, Drivers 1829, 4.701%, 5/01/37 (IF)	5/17 at 100.00	AA		9,700,000

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R		500,785

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Pennsylvania (continued)

$2,380	Montgomery County Higher Education and Health Authority, Pennsylvania, Catholic Health East, Puttable Floating Option Tax-Exempt Receipts, Rites Series PA-1483A, 5.457%, 11/15/34 (IF)	11/17 at 100.00	A1	$2,237,200

2,515	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	10/07 at 100.00	BB–	2,527,122

650	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	693,466

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R	2,078,620

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R	774,848

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	1,369,050
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	13,142,880

7,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	8,132,157

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	3,614,292

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	A	1,063,420

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	6/08 at 100.00	BB+	580,365
2,000	5.250%, 6/01/14	6/08 at 100.00	BB+	1,992,480
200	5.125%, 6/01/18	6/08 at 100.00	BB+	195,278

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,000	6.400%, 1/01/09 (Alternative Minimum Tax)	1/08 at 100.00	BB+	1,000,690
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	1/08 at 100.00	BB+	1,014,790
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/08 at 100.00	B+	1,514,685

4,900	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	4,891,425

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	1,028,400

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
350	5.250%, 1/01/27	1/17 at 100.00	BBB	354,001
1,090	5.375%, 1/01/32	1/17 at 100.00	BBB	1,105,227

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BBB–	5,467,451

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,125	5.800%, 5/01/16	No Opt. Call	BB+	1,120,691
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,383,836
985	6.250%, 5/01/33	5/16 at 100.00	BB+	985,207

2,450	Saint Mary’s Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East Issue F, Puttable Floating Optio Tax-Exempt Receipts, Rites PA-1483B, 5.458%, 11/15/34 (IF)	11/17 at 100.00	A	2,273,600

1,000	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35	7/17 at 100.00	N/R	1,010,250
146,975	Total Pennsylvania			152,091,680

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Puerto Rico – 0.1%

$135	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+		$137,078

280	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/07 at 101.00	CCC+		280,521

60,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55	5/15 at 6.08	N/R		2,255,400

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB		30,254
60,445	Total Puerto Rico				2,703,253
	Rhode Island – 0.3%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
1,180	6.750%, 1/15/13	No Opt. Call	N/R		1,246,682
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R		11,644,500

2,880	Rhode Island Housing and Mortgage Finance Corporation, Housing Bonds, Rental Housing Program, Series 2006A-1, Residuals 1591, 6.456%, 10/01/43 – FGIC Insured (Alternative Minimum Tax) (IF)	4/16 at 100.00	AAA		2,308,464

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R		1,611,270
16,060	Total Rhode Island				16,810,916
	South Carolina – 1.1%

4,650	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R		4,657,347

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R		3,196,385

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R		990,980
2,215	5.300%, 10/01/35	11/16 at 100.00	N/R		2,178,231

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB		892,611

13,600	South Carolina Association of Governmental Organizations, Educational Facilities Corporation for Union County School District, Installment Purchase Revenue Bonds, Series 2006, 4.500%, 12/01/31 – RAAI Insured (UB)	12/16 at 100.00	Aa3		12,275,904

	South Carolina Jobs and Economic Development Authority, Revenue Bonds, Wesley Commons, Series 2006:
2,500	5.125%, 10/01/26	10/16 at 100.00	N/R		2,449,025
1,500	5.300%, 10/01/36	10/16 at 100.00	N/R		1,483,410

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R		1,100,308
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R		1,000,570

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+		75,580
765	6.250%, 8/01/31	8/13 at 100.00	BBB+		829,490

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
20	6.000%, 8/01/20 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	22,166
15	6.000%, 8/01/20 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	16,586
1,780	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	2,054,707
220	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	253,381
25	7.000%, 8/01/30 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	28,951

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	South Carolina (continued)
$230	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	$259,472
35	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	39,395

4,100	South Carolina JOBS Economic Development Authority, Revenue Bonds, Burroughs & Chapin, Series 2007A, 4.700%, 4/01/35 – RAAI Insured	4/17 at 100.00	AA		3,817,223

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
2,310	6.000%, 5/15/22	5/11 at 101.00	BBB		2,424,507
9,170	6.375%, 5/15/28	5/11 at 101.00	BBB		9,686,913
9,905	6.375%, 5/15/30	No Opt. Call	BBB		11,206,416

530	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/07 at 100.00	B		520,285
61,140	Total South Carolina				61,459,843
	South Dakota – 0.1%

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	No Opt. Call	A–		1,001,850

3,335	South Dakota Health and Educational Facilities Authority, Revenue Refunding Bonds, Sanford Health, Series 2007 Rites PA, 7.089%, 11/01/40 (IF)	5/17 at 100.00	AA–		3,358,712
4,335	Total South Dakota				4,360,562
	Tennessee – 1.5%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,550	6.375%, 4/15/22	4/12 at 101.00	Ba2		3,612,267
19,950	6.500%, 4/15/31	4/12 at 101.00	Ba2		20,372,541

18,415	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	9/07 at 100.00	B–		18,512,600

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	9/07 at 100.00	B1		3,567,324

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	12/07 at 100.00	B1		506,390

2,725	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		2,739,524

20,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (WI/DD, Settling 8/15/07)	11/17 at 100.00	N/R		20,199,600

12,685	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R		12,618,150
81,375	Total Tennessee				82,128,396
	Texas – 6.9%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R		1,637,865

775	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)	No Opt. Call	CCC+		808,992

32,750	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+		30,442,108

105	Angelina & Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Champion International Project, Series 1995, 6.300%, 4/01/18 (Alternative Minimum Tax)	3/08 at 100.00	Baa3		105,815

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006B:
5,000	5.750%, 1/01/24	1/17 at 100.00	BB		5,164,100
4,000	5.750%, 1/01/34	1/17 at 100.00	BB		4,125,920

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

$9,060	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001A, 9.750%, 1/01/26	1/11 at 100.00	N/R	$9,265,390

11,675	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Rutland Place Apartments, Series 1998A, 6.500%, 11/01/33	11/08 at 102.00	B3	11,240,457

225	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Company, Series 1999B, 6.750%, 9/01/34 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	239,897

2,055	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/13 at 101.00	Baa2	2,164,696

760	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)	No Opt. Call	Baa2	764,195

340	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	381,225

4,425	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Baa2	4,774,664

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	1,737,938

31,360	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Baa2	31,857,997

2,675	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	2,852,379

295	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	297,543

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB–	521,775

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	A	6,492,689

2,280	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	2,142,356

4,580	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/07 at 100.00	CCC+	4,582,290

13,770	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)	11/09 at 101.00	CCC+	14,014,280

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	2,914,248

8,250	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	7,869,675

95	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put 11/01/07) (Alternative Minimum Tax)	11/07 at 100.00	CCC+	95,083

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	A	1,251,763

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	382,496
895	7.000%, 2/15/24	2/13 at 100.00	N/R	934,273
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,136,906

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
2,020	7.000%, 9/01/25	9/14 at 100.00	N/R	2,183,984
15,660	7.125%, 9/01/34	9/14 at 100.00	N/R	16,992,040

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	10/07 at 100.00	Ba2	3,412,694

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–		$677,662

2,130	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Baa3		2,390,180

540	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)	8/12 at 100.00	BBB		560,558

	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C:
4,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB		3,957,120
8,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB		7,914,240

50	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)	4/08 at 102.00	BBB		50,219

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R		3,456,882

630	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy Revenue Bonds, Series 2006, 8.000%, 2/15/12	No Opt. Call	N/R		629,565

8,605	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R		8,437,805

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23 (Pre-refunded 2/15/14)	2/14 at 101.00	N/R	(3)	294,150
1,760	7.125%, 2/15/34 (Pre-refunded 2/15/14)	2/14 at 101.00	N/R	(3)	2,082,238

1,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–		1,250,416

2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–		2,581,504

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
11,505	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–		12,252,480
1,100	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–		1,194,358
14,135	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–		14,956,526

2,360	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/07 at 100.00	B–		2,360,944

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B:
825	6.125%, 7/15/17 (Alternative Minimum Tax)	10/07 at 100.00	B–		825,396
2,910	6.125%, 7/15/27 (Alternative Minimum Tax)	7/27 at 100.00	B–		2,911,164

5,750	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–		5,812,618

4,680	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R		4,498,697

320	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R		319,043

5,475	Matagorda County, Texas, Navigation District 1, Central Power and Light Company, Series 2007, Residual Trust 1672, 5.346%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	Aaa		4,507,677

4,670	Matagorda County, Texas, Navigation District 1, Central Power and Light Company, Series 2007, Residual Trust 1673, 5.731%, 5/01/30 – AMBAC Insured (IF)	No Opt. Call	Aaa		3,870,870

2,610	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB–		2,667,055

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29	4/08 at 102.00	BBB–		1,559,820

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$3,500	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)	4/12 at 100.00	B+		$3,441,025

1,000	Orchard Higher Education Finance Corporation, Texas, Charter School Revenue Bonds, NYOS Charter School, Series 2006A, 5.000%, 2/15/31 – ACA Insured	2/14 at 100.00	A		988,390

	Orchard Higher Educational Finance Corporation, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2005A:
1,135	5.250%, 2/15/24 – ACA Insured	2/14 at 100.00	A		1,160,469
2,120	5.000%, 2/15/32 – ACA Insured	2/14 at 100.00	A		2,094,560

10	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 5.700%, 8/15/08 (ETM)	No Opt. Call	BB–	(3)	10,195

395	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999, 6.250%, 8/15/19 (Pre-refunded 8/15/09)	8/09 at 102.00	BB–	(3)	421,283

1,010	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	11/07 at 102.00	BBB–		1,032,543

345	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax)	6/10 at 101.00	Baa2		358,117

14,285	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Baa2		14,511,844

2,175	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)	No Opt. Call	Baa2		2,198,903

90	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/13 at 101.00	Baa2		92,967

3,875	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Baa2		4,082,894

5,755	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)	1/21 at 100.00	N/R		5,777,617

5,825	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R		5,965,965

10,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 5.048%, 12/15/26	10/07 at 100.00	N/R		9,850,000

10,000	Texas Municipal Gas Acquisition and Supply Corporation II, Gas Supply Revenue Bonds, Series 2007, 5.479%, 9/15/27 (IF)	8/07 at 100.00	AA–		9,947,500

5,175	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos Foundation Inc., Series 2007A, 5.375%, 2/15/37	2/15 at 100.00	BB+		5,062,444

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB		4,105,425

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3		3,982,821

430	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	5/13 at 101.00	Baa2		448,305

7,750	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1		7,521,452

9,280	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	BBB+		9,088,181

15,000	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA Insured Mortgage Revenue Bonds, Series 2006A, 4.500%, 8/01/35 – MBIA Insured (UB)	8/16 at 100.00	AAA		14,344,350
370,010	Total Texas				371,294,170

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utah – 0.5%

$750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	$739,800

2,800	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	3,022,208

4,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/09 at 100.00	N/R	4,624,143

5,000	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	8/07 at 100.00	BB–	5,033,250

	Salt Lake County, Utah, College Revenue Bonds, Westminster College, Series 2005:
1,425	5.000%, 10/01/25	10/15 at 100.00	BBB	1,420,697
2,025	5.125%, 10/01/28	10/15 at 100.00	BBB	2,030,893
2,245	5.125%, 10/01/30	10/15 at 100.00	BBB	2,246,325

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,530	5.550%, 11/15/21	11/16 at 100.00	N/R	1,550,364
945	5.550%, 11/15/26	11/16 at 100.00	N/R	953,581
4,095	5.700%, 11/15/36	11/16 at 100.00	N/R	4,141,395

1,750	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	1,747,900

10	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	10,193
27,100	Total Utah			27,520,749
	Virgin Islands – 0.1%

1,800	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	1,743,444

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	1,049,100

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	671,575
3,425	Total Virgin Islands			3,464,119
	Virginia – 3.2%

1,750	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/24	1/17 at 100.00	N/R	1,739,273

9,435	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (6)	2/08 at 102.00	B2	9,310,835

755	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	780,142

650	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (6)	12/09 at 101.00	B2	663,962

709	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	716,430

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,688,212

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,366,483

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,500	5.375%, 12/01/28	12/15 at 100.00	N/R	3,471,195
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	12,029,760

95	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/07 at 100.00	B	93,462

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Virginia (continued)

$7,375	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (6)	12/08 at 101.00	B2	$7,383,408

500	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	502,310

3,065	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/08 at 100.00	BB–	3,076,831

22,055	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	CCC+	21,877,457

	James City County Economic Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Williamsburg Landing Inc., Series 2005A:
750	5.350%, 9/01/26	9/15 at 100.00	N/R	754,800
750	5.500%, 9/01/34	9/15 at 100.00	N/R	757,073

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,506
40	6.350%, 7/01/12	7/10 at 102.00	N/R	41,142
110	6.550%, 7/01/14	7/10 at 102.00	N/R	113,978
45	6.625%, 7/01/15	7/10 at 102.00	N/R	46,751
560	6.875%, 7/01/20	7/10 at 102.00	N/R	585,273
715	7.000%, 7/01/25	7/10 at 102.00	N/R	747,518
855	7.000%, 7/01/30	7/10 at 102.00	N/R	892,877

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	3,290,760

3,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion Univesrity LLC Project, Series 2006B, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,349,163

500	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07 (ETM)	No Opt. Call	AAA	500,285

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
7,400	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	5,210,266
650	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA	405,048
5,290	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	5,488,745
1,200	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	327,456

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,975	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	2,348,435
3,100	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	2,051,394
25	0.000%, 8/15/18 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 57.58	AAA	13,841
4,770	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	2,494,138
75	0.000%, 8/15/20 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 51.06	AAA	36,822
50	0.000%, 8/15/21 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 48.20	AAA	23,173
15,300	0.000%, 8/15/23 (Pre-refunded 8/15/08)	8/08 at 42.95	AAA	6,318,441
1,750	0.000%, 8/15/29 (Pre-refunded 8/15/08)	8/08 at 30.08	AAA	506,153
24,000	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA	5,434,560
10,000	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA	2,013,900

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
2,000	0.000%, 8/15/11 (Pre-refunded 8/15/08)	8/08 at 86.05	AAA	1,654,700
3,200	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 67.66	AAA	2,081,856
3,300	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 63.56	AAA	2,016,828
200	0.000%, 8/15/17 (Pre-refunded 8/15/08)	8/08 at 59.91	AAA	115,214
4,000	0.000%, 8/15/20 (Pre-refunded 8/15/08)	8/08 at 49.60	AAA	1,907,480

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Virginia (continued)
$4,100	0.000%, 8/15/21 (Pre-refunded 8/15/08)	8/08 at 46.70	AAA		$1,841,105
4,800	0.000%, 8/15/24 (Pre-refunded 8/15/08)	8/08 at 38.40	AAA		1,772,208
5,500	0.000%, 8/15/26 (Pre-refunded 8/15/08)	8/08 at 33.98	AAA		1,797,235
5,500	0.000%, 8/15/27 (Pre-refunded 8/15/08)	8/08 at 31.68	AAA		1,675,190
5,600	0.000%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 29.79	AAA		1,603,896
6,100	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 26.34	AAA		1,544,764
6,200	0.000%, 8/15/31 (Pre-refunded 8/15/08)	8/08 at 24.77	AAA		1,476,406

615	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(3)	700,676

7,580	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(3)	8,522,800

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		727,211

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
10,175	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		11,028,375
8,800	5.625%, 6/01/37 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		9,726,198

	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005:
750	5.250%, 11/01/26	11/15 at 100.00	N/R		746,970
4,000	5.375%, 11/01/32	11/15 at 100.00	N/R		4,015,520

994	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		1,075,418

325	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R		235,167

	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A:
1,000	5.200%, 1/01/27	1/15 at 100.00	N/R		988,520
2,000	5.300%, 1/01/35	1/15 at 100.00	N/R		1,972,860
242,164	Total Virginia				170,703,855
	Washington – 0.4%

	Kitsap County Condolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,000	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R		2,000,580
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R		2,308,799

9,160	Port of Seattle, Washington, Special Facilities Revenue Bonds, Northwest Airlines Project, Series 2001, 7.250%, 4/01/30	4/11 at 101.00	N/R		10,918,537

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
1,150	5.375%, 12/01/22	12/15 at 100.00	Baa2		1,177,439
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa2		1,538,670

2,300	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R		2,195,028
18,420	Total Washington				20,139,053
	West Virginia – 0.0%

1,000	Hampshire County Building Commission, West Virginia, Lease Revenue Bonds, Judicial Annex, Series 2007A, 5.000%, 1/01/37	1/12 at 100.00	N/R		979,580

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		372,322
1,365	Total West Virginia				1,351,902

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Wisconsin – 1.5%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
$7,070	6.125%, 6/01/27	6/12 at 100.00	BBB		$7,381,009
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB		1,090,890
7,075	6.375%, 6/01/32	6/12 at 100.00	BBB		7,467,380

4,170	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	B1		4,171,001

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R	(3)	557,946

	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A:
300	5.500%, 8/01/22	8/15 at 102.00	N/R		294,447
1,250	5.650%, 8/01/37	8/15 at 102.00	N/R		1,224,013

1,245	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15	No Opt. Call	B2		1,248,424

295	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15	No Opt. Call	B2		294,195

	Onalaska Community Development Authority, Wisconsin, Senior Housing Revenue Bonds, Bethany Lutheran Homes Inc., Series 2007:
2,800	5.150%, 1/01/32	1/14 at 101.00	N/R		2,696,344
7,490	5.250%, 1/01/42	1/14 at 101.00	N/R		7,263,652

1,405	Wisconsin Health and Educational Facilities Authority, General Revenue Bonds, Carroll College Project, Series 2006, 5.000%, 10/01/26	10/16 at 100.00	BBB		1,398,902

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21	7/11 at 100.00	A–		261,948

1,040	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+		1,060,384

90	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		92,141

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		2,693,275

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		1,453,397

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,414,925

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32 (Pre-refunded 5/01/12)	5/12 at 100.00	N/R	(3)	2,847,650

6,125	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		5,917,853

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	BBB+		2,045,280

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,150,703
875	6.125%, 4/01/24	4/14 at 100.00	N/R		911,286
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		1,045,150

3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB		3,061,056

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–		2,793,784

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wisconsin (continued)

$11,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.125%, 8/15/33	8/13 at 100.00	A–	$10,804,186

7,855	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/26	8/16 at 100.00	A–	7,798,209
80,655	Total Wisconsin			81,439,430
	Wyoming – 0.4%

20,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB	21,321,230
$5,654,445	Total Municipal Bonds (cost $5,404,940,264)			5,471,731,638

Principal Amount (000)	Description	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.2%

	Louisiana – 0.2%

$10,455	Carter Plantation Land LLC	9.000%	7/01/17	N/R	$10,402,307

	Total Corporate Bonds (cost $10,455,000)				10,402,307

	Total Investments (cost $5,415,395,264) – 102.3%				5,482,133,945

	Floating Rate Obligations – (2.6)%				(138,730,000)

	Other Assets Less Liabilities – 0.3%				13,678,205

	Net Assets – 100%				$5,357,082,150

Futures Contracts outstanding at July 31, 2007:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	Short	(1,258)	9/07	$(138,458,625)	$(2,772,399)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(5)	Principal Amount for investment rounds to less than $1,000.

(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(7)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Upon such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Advisor concluded that Bayonne was not likely able to meet its interest obligations and directed the custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $5,271,490,020.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$144,300,866
Depreciation	(72,224,023)
Net unrealized appreciation (depreciation) of investments	$72,076,843

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Alabama – 2.5%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	Aaa		$1,709,016

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	9/07 at 102.00	AA		408,308

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aaa		2,125,720

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 102.00	Aaa		5,318,400
9,035	Total Alabama				9,561,444
	Alaska – 1.7%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA		3,245,928

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AAA		3,358,688
6,415	Total Alaska				6,604,616
	Arizona – 0.9%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(3)	2,340,870

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		1,150,853
3,150	Total Arizona				3,491,723
	Arkansas – 0.9%

2,000	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured	11/15 at 100.00	AAA		2,084,240

1,185	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/30 – AMBAC Insured	12/13 at 100.00	Aaa		1,224,389
3,185	Total Arkansas				3,308,629
	California – 10.3%

5,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		5,940,825

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A1		2,192,180

3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, Residuals 1801, 7.938%, 11/15/46 (IF)	11/16 at 100.00	Aa3		3,259,920

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,461,996
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,607,904

1,000	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+		1,050,980

3,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/32	3/16 at 100.00	A+		3,084,840

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	AAA		4,152,080

3,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 – MBIA Insured	No Opt. Call	AAA		4,132,555

6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	AAA		6,094,800

6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB		5,020,356

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,776,940
43,320	Total California				39,775,376

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado – 1.0%

$1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – XLCA Insured	9/15 at 100.00	AAA	$1,293,542

690	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	713,950

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,042,419
3,770	Total Colorado			4,049,911
	Connecticut – 1.6%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	10.210%, 7/15/16 (Pre-refunded 7/15/10) – FGIC Insured (IF)	7/10 at 101.00	AAA	2,869,902
2,600	10.172%, 7/15/17 (Pre-refunded 7/15/10) – FGIC Insured (IF)	7/10 at 101.00	AAA	3,161,756
4,960	Total Connecticut			6,031,658
	District of Columbia – 1.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AAA	4,682,379
	Florida – 3.3%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,262,016

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	3,590,414

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,666,256

1,115	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Pre-refunded 11/01/10) – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,168,074

1,765	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	1/08 at 100.00	N/R	1,770,489

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA	3,311,640
12,190	Total Florida			12,768,889
	Georgia – 0.5%

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,876,800
	Illinois – 9.2%

1,000	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	1,000,990

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	1,565,619
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	1,771,370

2,870	Chicago, Illinois, Multifamily Housing Revenue Bonds, Claras Village, Series 2007A, 5.000%, 11/20/48 (Alternative Minimum Tax)	5/17 at 100.00	Aaa	2,782,580

5,000	DuPage and Will Counties Community School District 204 – Indian Prairie, Illinois, General Obligation Bonds, Series 2007A, 6.250%, 12/30/21 – FGIC Insured	No Opt. Call	AAA	6,060,400

2,065	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	A+	2,027,211

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	3,654,922

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	AA	1,301,227

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	3,859,590

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Illinois (continued)

$4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AAA	$5,369,237

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AAA	1,786,256

4,075	Will County School District 88A, Richland, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 – FSA Insured	1/15 at 100.00	Aaa	4,325,124
31,100	Total Illinois			35,504,526
	Indiana – 3.2%

1,425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	N/R	1,378,360

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	3,027,661

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,319,610

585	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	589,452

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA	1,186,796

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded 6/01/13) – FSA Insured	6/13 at 100.00	AAA	1,945,263

1,805	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 – FSA Insured	1/16 at 100.00	AAA	1,922,163

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 (Pre-refunded 1/10/13) – FSA Insured	1/13 at 100.00	AAA	1,067,870
11,695	Total Indiana			12,437,175
	Kansas – 1.6%

2,540	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,574,696

3,435	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,574,736
5,975	Total Kansas			6,149,432
	Kentucky – 1.1%

2,105	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	2,233,131

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB–	2,014,260
4,105	Total Kentucky			4,247,391
	Louisiana – 2.8%

375	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	382,916

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AAA	2,657,891

2,550	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (4)	No Opt. Call	AAA	2,978,630

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,842,578
10,200	Total Louisiana			10,862,015

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Maryland – 1.9%

$2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/07 at 101.00	A–	$2,042,960

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,213,650
7,000	Total Maryland			7,256,610
	Massachusetts – 2.9%

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	3,084,330

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AAA	5,335,600

2,480	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/18	No Opt. Call	AA	2,770,755
10,480	Total Massachusetts			11,190,685
	Michigan – 3.5%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AAA	2,869,939

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AAA	1,036,730

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	BB–	1,971,200

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/07 at 100.00	BB–	3,001,740

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	2,072,460

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	2,616,575
13,255	Total Michigan			13,568,644
	Minnesota – 0.3%

60	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	60,442

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,147,673
1,140	Total Minnesota			1,208,115
	Missouri – 1.0%

2,060	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/29 – XLCA Insured	No Opt. Call	AAA	2,328,665

1,635	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	1,695,708
3,695	Total Missouri			4,024,373
	New Hampshire – 3.2%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AAA	5,852,935

4,410	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	4,635,131

1,980	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (Alternative Minimum Tax)	1/16 at 100.00	Aa2	2,064,863
11,890	Total New Hampshire			12,552,929

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Jersey – 5.2%

$1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aaa		$1,550,562

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–		7,826,070

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA		3,337,560

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 – AMBAC Insured	No Opt. Call	AAA		1,650,525

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA		2,166,140

1,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,284,588

2,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	BBB		2,401,307
18,715	Total New Jersey				20,216,752
	New York – 10.9%

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		1,088,860

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–		4,137,520

6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2000C, 5.875%, 11/01/17 (Pre-refunded 5/01/10) (UB)	5/10 at 101.00	AAA		6,392,460

700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 9.742% 11/01/16 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA		837,242

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA		5,405,700

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA		3,750,600

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	10/07 at 100.00	AA		15,045

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA		3,690,960

3,145	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA–		3,303,885

355	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	A1	(3)	375,146

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–		2,336,948

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		5,700,800

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/07 at 101.00	N/R		5,050,850
39,340	Total New York				42,086,016
	North Carolina – 0.5%

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA		2,108,142
	Ohio – 0.7%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA		2,559,234

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oklahoma – 1.3%

$1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – XLCA Insured	11/14 at 100.00	AAA	$1,907,913

3,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	3,012,630
4,730	Total Oklahoma			4,920,543
	Oregon – 0.6%

2,250	Oregon State, General Obligation Bonds, Series 2006-87B, 4.700%, 12/01/41 (Alternative Minimum Tax)	6/16 at 100.00	AA–	2,146,365
	Pennsylvania – 2.3%

1,100	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) – MBIA Insured	11/10 at 102.00	AAA	1,210,550

	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, DRIVERS Series 144, Inverse Floaters:
1,667	9.233% 1/01/13 – FSA Insured (IF)	1/10 at 100.00	AAA	1,879,961
4,268	9.233% 1/01/15 – FSA Insured (IF)	1/10 at 100.00	AAA	4,812,701

345	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	8/07 at 100.00	AAA	346,922

570	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	557,768
7,950	Total Pennsylvania			8,807,902
	Puerto Rico – 2.2%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA	1,047,540

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA	4,407,360

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA	3,119,400
8,000	Total Puerto Rico			8,574,300
	South Carolina – 3.4%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	226,932

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,569,950
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,332,290

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	1,027,430

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	9/07 at 100.00	A	500,645

75	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	11/07 at 101.00	Aa2	75,243

5,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	2/13 at 100.00	Aaa	5,303,800
12,525	Total South Carolina			13,036,290
	South Dakota – 1.6%

5,880	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2	6,039,172
	Tennessee – 4.3%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Ba2	2,477,710

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tennessee (continued)

$8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		$8,526,345

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29 (Pre-refunded 7/01/09)	7/09 at 102.00	N/R	(3)	5,654,556
15,950	Total Tennessee				16,658,611
	Texas – 7.1%

3,115	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/23 – FGIC Insured	1/15 at 100.00	AAA		3,225,084

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AAA		1,230,912

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,521,538
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,250,650

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA		5,432,805

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2		3,295,278

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(3)	4,380,760

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3		3,223,518
25,975	Total Texas				27,560,545
	Virginia – 0.8%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3		3,128,490
	Washington – 3.4%

2,230	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 (Pre-refunded 9/01/12) – MBIA Insured	9/12 at 100.00	Aaa		2,413,774

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	AAA		187,418

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		5,253,450

4,985	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		5,336,791
12,390	Total Washington				13,191,433
	Wisconsin – 2.3%

2,390	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB		2,495,136

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–		3,701,950

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AAA		2,878,790
8,650	Total Wisconsin				9,075,876

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wyoming – 0.3%

$1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA	$1,040,530
$373,515	Total Investments (cost $380,931,723) – 101.5%			392,303,521

	Floating Rate Obligations – (2.1)%			(8,000,000)

	Other Assets Less Liabilities – 0.6%			2,241,917

	Net Assets – 100%			$386,545,438

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $372,720,819.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$13,755,693
Depreciation	(2,173,331)
Net unrealized appreciation (depreciation) of investments	$11,582,362

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Alabama – 4.6%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	AAA	$10,602,700

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Aaa	5,285,900

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AAA	9,620,550

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	4,142,840

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AAA	7,689,277
40,255	Total Alabama			37,341,267
	Arizona – 1.4%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,041,770

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,137,787

6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 – FGIC Insured	No Opt. Call	AAA	5,159,940
11,970	Total Arizona			11,339,497
	Arkansas – 0.3%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aaa	2,076,820
	California – 17.4%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	AAA	1,322,112

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AAA	5,255,650

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	1,046,900

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,025,410

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A2	1,012,110

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,290,699

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	AAA	5,122,050

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,344,455

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	5,104,900

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	4,646,025

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	AAA	1,433,807

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – XLCA Insured	3/16 at 100.00	AAA	1,572,702

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA	928,640

6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	6,225,120

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AAA	$5,234,945

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AAA	5,695,638

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AAA	8,435,600

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 – FSA Insured	6/14 at 100.00	AAA	2,474,658

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	10/07 at 100.00	AAA	15,176,011

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA	10,785,300

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AAA	2,098,044

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AAA	2,573,550

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	10,326,700

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AAA	1,544,550

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,159,103

5,380	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, ROLS 11093Z-1, 5.223%, 1/15/31 – MBIA Insured (IF)	No Opt. Call	AAA	5,811,046

8,390	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AAA	3,925,094

8,300	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured (UB)	8/17 at 100.00	AAA	7,669,532

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AAA	3,598,971

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AAA	5,166,100

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	AAA	2,051,200
142,475	Total California			141,056,622
	Colorado – 3.8%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	Aaa	5,248,654
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	Aaa	5,218,100

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – XLCA Insured	9/15 at 100.00	AAA	2,254,768

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA	10,430,500

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	AAA	2,184,038

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,102,884

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

$2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aaa	$2,914,363

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AAA	1,718,789
31,450	Total Colorado			31,072,096
	Connecticut – 0.4%

3,250	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AAA	3,411,168
	Florida – 3.1%

1,250	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,292,700

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	4,037,053

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,313,206

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	3,616,340
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	6,596,698

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
945	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	966,915
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,568,727
24,460	Total Florida			25,391,639
	Georgia – 3.3%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AAA	2,082,140

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:	7/14 at 100.00	Aaa	5,281,287
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AAA	1,330,138
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AAA	2,649,634
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	2,518,056

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 – FSA Insured	9/07 at 100.00	AAA	3,025,013
6,180	6.250%, 9/01/25 – FSA Insured	9/07 at 100.00	AAA	6,191,618

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – XLCA Insured	7/13 at 100.00	Aaa	2,355,143

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – XLCA Insured	7/15 at 100.00	Aaa	1,035,310
25,585	Total Georgia			26,468,339
	Hawaii – 1.3%

10,000	Hawaii, General Obligation Bonds, Series 2002CX, 5.500%, 2/01/23 – FSA Insured (UB)	2/12 at 100.00	AAA	10,601,700
	Idaho – 0.3%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	1,054,220
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,121,115
2,065	Total Idaho			2,175,335

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Illinois – 5.8%

$9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	$9,316,800

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AAA	3,054,601

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,166,380

2,930	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	12/07 at 100.00	AAA	2,935,831

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	AAA	2,022,508

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AAA	6,913,205

4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006, 5.000%, 1/01/26 – FSA Insured	7/16 at 100.00	AAA	4,164,800

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AAA	2,823,912

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	4,180,062

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured	8/11 at 100.00	AAA	8,356,160
48,980	Total Illinois			46,934,259
	Indiana – 5.1%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	3,382,931
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	9,125,430

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 (Pre-refunded 7/15/12) – MBIA Insured	7/12 at 100.00	AAA	4,232,640

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
195	6.000%, 7/01/16 (Alternative Minimum Tax)	1/08 at 101.00	Aaa	196,100
1,115	6.125%, 1/01/27 (Alternative Minimum Tax)	1/08 at 101.00	Aaa	1,121,857

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A:
11,915	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	12,602,851
6,085	5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	6,436,287

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 – FGIC Insured	7/12 at 100.00	AAA	3,124,290

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 (Pre-refunded 4/01/12) – MBIA Insured	4/12 at 100.00	AAA	1,070,948
39,110	Total Indiana			41,293,334
	Kansas – 0.9%

3,885	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AAA	4,027,385

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA	3,208,779
6,950	Total Kansas			7,236,164
	Louisiana – 2.4%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AAA	3,216,240

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	2,734,270

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Louisiana (continued)

$2,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	$3,072,359

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	10,024,200
18,645	Total Louisiana			19,047,069
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	10/07 at 100.00	AAA	180,283
	Maryland – 0.4%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – XLCA Insured	9/16 at 100.00	AAA	1,122,282
1,750	5.250%, 9/01/28 – XLCA Insured	9/16 at 100.00	AAA	1,869,105
2,800	Total Maryland			2,991,387
	Massachusetts – 2.2%

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	9,382,402

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	8,595,840
17,095	Total Massachusetts			17,978,242
	Michigan – 7.5%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	AAA	6,101,147

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AAA	8,900,679

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – XLCA Insured	4/13 at 100.00	AAA	3,167,422

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	10/07 at 102.00	AAA	7,435,792

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
12,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	12,602,760
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	14,482,507

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	Aa2	2,008,740

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	5,780,991
64,110	Total Michigan			60,480,038
	Minnesota – 1.7%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	2,253,222

1,670	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,706,222

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aaa	10,210,898
13,495	Total Minnesota			14,170,342
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	AAA	7,944,159

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri – 1.0%

$7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	$7,899,212
	Nevada – 1.0%

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	AAA	3,845,038

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	AAA	2,085,340

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	AAA	2,217,264
7,725	Total Nevada			8,147,642
	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,862,667
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,860,715

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,334,277

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	6,781,775
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,152,400

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,147,390
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,457,711
22,515	Total New Jersey			23,596,935
	New York – 3.7%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AAA	1,960,539

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,740,541

3,870	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	3,691,438

60	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Driver Trust 1649, 2006, 5.931%, 2/15/47 – MBIA Insured (IF)	2/17 at 100.00	AAA	51,696

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,739,702

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AAA	5,204,700

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	AAA	135,856

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B:
2,030	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	2,137,590
2,535	5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	2,660,432

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,760,218
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,575,039
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,037,880

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/27 – XLCA Insured	6/15 at 101.00	AAA	2,093,560
28,945	Total New York			29,789,191

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	North Dakota – 0.6%

$5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	AAA	$5,141,750
	Ohio – 2.1%

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA	1,064,810

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	AAA	2,591,275

8,500	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2006, 4.250%, 12/01/32 – AMBAC Insured (UB)	12/16 at 100.00	Aaa	7,902,025

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	2,349,514

2,900	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – FSA Insured	12/13 at 100.00	Aaa	3,083,193
17,140	Total Ohio			16,990,817
	Oklahoma – 0.9%

1,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/37	2/17 at 100.00	AA–	1,006,390

2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 – MBIA Insured	8/09 at 101.00	AAA	3,005,456

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	AAA	2,091,000

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	AAA	1,048,810
6,890	Total Oklahoma			7,151,656
	Oregon – 0.3%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,674,175
	Pennsylvania – 2.7%

550	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 6.750%, 2/01/24 (Pre-refunded 2/01/16) – MBIA Insured	2/16 at 100.00	AAA	657,861

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	AAA	1,098,374

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	5,158,433

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AAA	2,577,720

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aaa	5,408,728

6,305	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – FSA Insured	6/13 at 100.00	AAA	6,675,860
20,515	Total Pennsylvania			21,576,976
	Puerto Rico – 1.8%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	AAA	1,326,488

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	922,631
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,841,516
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,363,960
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,852,284
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,529,833
13,330	Total Puerto Rico			14,836,712
	Rhode Island – 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	1/08 at 100.00	AAA	1,039,710

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	South Carolina – 2.0%

$3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 100.00	AAA	$3,537,979

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,222,038

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA	10,703,970
15,830	Total South Carolina			16,463,987
	Tennessee – 3.9%

3,335	Blount County Public Building Authority, Tennessee, Public Improvement Revenue Bonds, Series 2007B-12A, Municipal Trust Certificates Series 7051, 5.399%, 6/01/35 – XLCA Insured (IF)	6/19 at 100.00	Aaa	2,810,204

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	740,578
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	772,697
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+	1,651,680

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 – MBIA Insured	7/10 at 102.00	Aaa	1,220,012
5,155	5.950%, 7/01/31 – MBIA Insured	7/10 at 102.00	Aaa	5,400,790

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,101,380

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA	16,901,435
30,755	Total Tennessee			31,598,776
	Texas – 8.5%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	8,373,920
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	4,013,672

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AAA	289,501

290	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	AAA	304,448

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AAA	5,191,850
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AAA	6,749,405
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AAA	7,074,448
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AAA	2,614,025

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AAA	5,144,018

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AAA	1,260,079

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 (Pre-refunded 12/01/11) – FGIC Insured	12/11 at 100.00	AAA	2,396,280

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	AAA	12,887,398

	Williamson County, Texas, General Obligation Bonds, Series 2001:
5,845	5.500%, 2/15/21 – FSA Insured (Pre-refunded 2/15/11) (UB)	2/11 at 100.00	AAA	6,160,922
90	5.500%, 2/15/21 – FSA Insured (UB)	2/11 at 100.00	AAA	94,865
6,180	5.500%, 2/15/22 – FSA Insured (Pre-refunded 2/15/11) (UB)	2/11 at 100.00	AAA	6,514,029
95	5.500%, 2/15/22 – FSA Insured (UB)	2/11 at 100.00	AAA	100,135
73,910	Total Texas			69,168,995

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utah – 0.6%

$5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	11/07 at 100.00	AAA	$5,007,100
	Vermont – 0.1%

390	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA	393,728
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA	6,172,928
	Washington – 7.5%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AAA	3,158,370

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,234,695

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	3,155,107
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,203,656

10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002C, 5.750%, 7/01/18 – MBIA Insured (UB)	7/12 at 100.00	AAA	10,762,200

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	AAA	6,186,420

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	7,899,132

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	487,641

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	9,219,805

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	AAA	1,887,227

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AAA	1,060,310

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa	8,299,352

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 (Pre-refunded 10/01/12) – MBIA Insured	10/12 at 100.00	AAA	2,166,625
57,520	Total Washington			60,720,540
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AAA	2,534,200

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	AAA	1,710,489

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 (Pre-refunded 5/01/13) – MBIA Insured	5/13 at 100.00	AAA	5,290,601
8,650	Total Wisconsin			9,535,290
$843,295	Total Investments (cost $814,001,390) – 104.6%			847,095,880

	Floating Rate Obligations – (6.1)%			(49,695,000)

	Other Assets Less Liabilities – 1.5%			12,642,898

	Net Assets –100%			$810,043,778

The Fund primarily invests in bonds that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of a inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $763,935,684.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$35,343,400
Depreciation	(1,921,728)
Net unrealized appreciation (depreciation) of investments	$33,421,672

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	National – 0.1%

$3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)	No Opt. Call	A3		$3,462,760
	Alabama – 3.1%

7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		7,695,638

3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/16	11/15 at 100.00	Baa1		3,117,210

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		774,735
820	5.000%, 11/15/15	No Opt. Call	A3		848,913
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		3,015,880

4,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%, 4/01/09 – MBIA Insured	No Opt. Call	AAA		4,082,120

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,100	5.000%, 1/01/09	No Opt. Call	A+		4,173,062
6,120	5.000%, 1/01/10	No Opt. Call	A+		6,294,298
4,000	5.250%, 1/01/11	No Opt. Call	A+		4,182,120
10,000	5.250%, 1/01/12	No Opt. Call	A+		10,548,800
7,000	5.250%, 1/01/13	No Opt. Call	A+		7,441,350
10,000	5.250%, 1/01/14	No Opt. Call	A+		10,698,000

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		9,772,026

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
430	5.000%, 12/01/08	No Opt. Call	BBB		434,584
790	5.000%, 12/01/09	No Opt. Call	BBB		802,893
500	5.000%, 12/01/10	No Opt. Call	BBB		510,545
1,645	5.000%, 12/01/14	No Opt. Call	BBB		1,690,106
72,800	Total Alabama				76,082,280
	Arizona – 1.4%

4,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09 (ETM)	No Opt. Call	A	(3)	4,120,440

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A–		2,653,254
1,000	5.000%, 4/01/17	4/14 at 100.00	A–		1,024,700

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		6,474,900

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,885,139

4,000	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Bonds, Series 2007B, 5.000%, 7/01/15 – FSA Insured	No Opt. Call	Aaa		4,278,800

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1		2,826,748

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA		11,632,830
34,245	Total Arizona				35,896,811
	Arkansas – 1.8%

500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.000%, 9/01/09	No Opt. Call	BBB		507,930

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arkansas (continued)

$2,500	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B, 5.625%, 9/01/28 (Pre-refunded 9/01/09)	9/09 at 100.00	BBB	(3)	$2,590,875

	Board of Trustees of Arkansas State University, Consolidated Building System Revenue Bonds, Housing Construction, Series 2007:
1,145	5.000%, 3/01/20 – AMBAC Insured	9/17 at 100.00	Aaa		1,218,177
1,390	5.000%, 3/01/24 – AMBAC Insured	9/17 at 100.00	Aaa		1,468,299

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – FSA Insured	11/16 at 100.00	AAA		7,190,870
6,740	4.500%, 11/01/19 – FSA Insured	11/16 at 100.00	AAA		6,834,899

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AAA		8,767,203
3,400	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AAA		3,408,670
4,060	3.950%, 9/01/15 – FGIC Insured	No Opt. Call	AAA		4,036,574

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 (WI/DD, Settling 9/04/07) – CIFG Insured	8/17 at 100.00	Aaa		608,155
1,130	5.000%, 8/01/22 (WI/DD, Settling 9/04/07) – CIFG Insured	8/17 at 100.00	Aaa		1,193,269
1,185	5.000%, 8/01/23 (WI/DD, Settling 9/04/07) – CIFG Insured	8/17 at 100.00	Aaa		1,248,398
1,245	5.000%, 8/01/24 (WI/DD, Settling 9/04/07) – CIFG Insured	8/17 at 100.00	Aaa		1,309,541
1,305	5.000%, 8/01/25 (WI/DD, Settling 9/04/07) – CIFG Insured	8/17 at 100.00	Aaa		1,369,415

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	BBB		1,306,525
1,000	5.000%, 2/01/17	2/15 at 100.00	BBB		1,017,200
1,165	5.000%, 2/01/18	2/15 at 100.00	BBB		1,179,900
44,055	Total Arkansas				45,255,900
	California – 7.8%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		8,857,040
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		11,017,300

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	1/08 at 100.00	AAA		3,848,499

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A		8,758,064
3,940	5.500%, 6/01/17	12/13 at 100.00	A		4,266,862

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
2,070	5.250%, 7/01/11	No Opt. Call	BBB+		2,148,805
750	5.250%, 7/01/13	No Opt. Call	BBB+		786,645
1,200	5.000%, 7/01/22	7/15 at 100.00	BBB+		1,212,060

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AAA		10,338,900

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA+		15,983,850
20,000	5.250%, 7/01/13	No Opt. Call	AA+		21,495,600
7,500	5.250%, 7/01/14	No Opt. Call	AA+		8,124,900

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AAA		11,613,399

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		19,589,220

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA		3,872,582

21,455	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	BBB		20,359,722

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA		5,628,000

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	California (continued)

$5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA		$5,387,650

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/08 at 101.00	AAA		6,094,740

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(3)	4,240,600

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		103,376

9,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		9,459,990

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 (Pre-refunded 9/01/11) – FSA Insured	9/11 at 101.00	AAA		9,280,109

805	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	9/07 at 100.00	Baa3		803,414
183,085	Total California				193,271,327
	Colorado – 2.3%

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	10/07 at 102.00	AA		2,023,380

16,830	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA		17,080,935

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–		1,035,320
1,000	5.250%, 6/01/18	6/16 at 100.00	A–		1,045,210

6,725	Colorado Health Facilities Authority, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB–		6,657,817

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AAA		10,551,200

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	AAA		3,165,450

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA		10,377,733

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa		6,129,816
56,245	Total Colorado				58,066,861
	District of Columbia – 2.3%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		334,198
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,490,231
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,686,305
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,934,740
9,845	6.250%, 5/15/24	5/11 at 101.00	BBB		10,385,786
2,920	6.500%, 5/15/33	No Opt. Call	BBB		3,378,382

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		11,206,874

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 – AMBAC Insured	1/14 at 100.00	AAA		3,996,032
1,000	5.500%, 1/01/16 – AMBAC Insured	1/14 at 100.00	AAA		1,077,960

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	AAA		12,127,715
53,700	Total District of Columbia				57,618,223

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida – 4.8%

$5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA		$5,183,350

25,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/17 – MBIA Insured	No Opt. Call	AAA		26,689,750

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA		8,134,231

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax Management System Inc., Series 1998A, 4.600%, 4/01/08 – ACA Insured	No Opt. Call	A		200,536

7,215	Hillsborough County, Florida, Capital Improvement Program Revenue Bonds, Junior Lien Refunding Series 2003, 5.000%, 8/01/13 – FGIC Insured	No Opt. Call	AAA		7,622,142

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	AAA		5,478,150

45	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	1/08 at 101.00	BBB+		45,588

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+		3,747,214

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA		5,161,550

5,750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	A2	(3)	6,365,135

60	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA		60,231

4,150	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1		4,362,190

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AAA		8,260,824

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – MBIA Insured	9/16 at 100.00	Aaa		10,738,677

325	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	1/08 at 102.00	N/R		336,424

20,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA–		20,196,200

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA		6,314,197
112,975	Total Florida				118,896,389
	Georgia – 0.4%

10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 (Mandatory put 7/01/11) – AMBAC Insured	7/11 at 100.00	AAA		10,112,600

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB+		1,028,050
11,000	Total Georgia				11,140,650
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		465,921
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,326,767
1,750	Total Idaho				1,792,688

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois – 6.9%

$17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	Aaa		$18,704,700

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	AAA		9,730,539

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/08 at 100.00	AA		7,012,033

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA		10,356,700

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 – FGIC Insured	11/07 at 101.00	AAA		22,657,964

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AAA		21,172,200

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA		7,117,604

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		1,006,850

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A–		512,055
900	5.500%, 9/01/10	9/08 at 101.00	A–		921,222

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2		9,670,649

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
595	5.125%, 5/15/10	No Opt. Call	Baa2		605,775
905	5.250%, 5/15/11	No Opt. Call	Baa2		929,453
600	5.250%, 5/15/12	No Opt. Call	Baa2		618,762

1,480	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		1,534,568

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/08 at 101.00	AAA		1,028,350

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 101.00	A	(3)	8,499,520

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	A	(3)	3,215,580

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AAA		7,780,796

10,400	Illinois, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	AA		11,159,824

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		24,732,130

2,782	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		2,833,244
163,302	Total Illinois				171,800,518
	Indiana – 0.9%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A–		3,009,150

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	10/07 at 100.00	AAA		11,694,890

1,990	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/07 at 100.00	N/R	(3)	2,321,176

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB		5,867,568
22,395	Total Indiana				22,892,784

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
$1,290	5.250%, 7/01/13	No Opt. Call	BBB–		$1,329,242
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,307,436
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		4,598,126
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		2,058,000
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		818,868

265	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	8/07 at 100.00	Aaa		266,815

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		52,884

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,637,311
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		95,902
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,273,368
14,880	Total Iowa				15,437,952
	Kansas – 0.1%

1,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,857,868
	Kentucky – 1.3%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	519,995

28,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA		30,841,751
29,170	Total Kentucky				31,361,746
	Louisiana – 2.7%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AAA		12,246,353
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	AAA		9,606,150
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	AAA		12,848,892

10,255	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Oakleigh Apartments, Series 2003A, 6.375%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 102.00	Aaa		11,700,237

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/08 at 102.00	AAA		5,193,626

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A		2,387,808

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		13,417,754
63,490	Total Louisiana				67,400,820
	Maryland – 0.4%

1,450	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/08 at 101.00	Aa2		1,471,533

7,820	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2007A, 5.000%, 7/15/16	No Opt. Call	AA+		8,430,507
9,270	Total Maryland				9,902,040
	Massachusetts – 6.2%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		8,632,714

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
2,675	5.000%, 10/01/17	No Opt. Call	BBB–		2,688,589
515	5.000%, 10/01/18	10/17 at 100.00	BBB–		515,577

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Massachusetts (continued)

$800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	7/08 at 101.00	A		$814,208

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,541,925
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,876,520

8,350	Massachusetts State, General Obligation Bonds, Series 2007B, 5.000%, 11/01/16	No Opt. Call	AA		8,968,401

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		10,973,500

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(3)	13,180,750

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(3)	7,452,685

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		10,673,500

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		7,735,280

29,740	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – FSA Insured	No Opt. Call	AAA		33,128,276

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 – FSA Insured	No Opt. Call	Aaa		10,464,400
22,325	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa		23,532,783
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		12,728,160
144,410	Total Massachusetts				154,907,268
	Michigan – 7.4%

9,295	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		9,807,619

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	AAA		8,301,493

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	7/12 at 100.00	AAA		11,482,230

11,700	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) – FGIC Insured	1/10 at 101.00	AAA		12,338,235

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		7,759,425

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		6,894,266

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		1,141,895

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 – RAAI Insured	5/08 at 100.00	AA		3,386,311

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A		2,060,060
3,530	5.000%, 7/15/19	7/17 at 100.00	A		3,618,991

	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A:
1,000	5.000%, 12/01/12 (WI/DD, Settling 8/03/07) – AMBAC Insured	No Opt. Call	AAA		1,051,820
1,140	5.000%, 12/01/15 (WI/DD, Settling 8/03/07) – AMBAC Insured	No Opt. Call	AAA		1,215,639
1,190	5.000%, 12/01/17 (WI/DD, Settling 8/03/07) – AMBAC Insured	6/17 at 100.00	AAA		1,268,647
1,250	5.000%, 12/01/18 (WI/DD, Settling 8/03/07) – AMBAC Insured	6/17 at 100.00	AAA		1,327,325

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA		9,298,924

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	A+		14,288,102
3,850	4.750%, 10/15/21	10/09 at 100.00	A+		3,878,182

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Michigan (continued)

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
$5,930	5.250%, 10/15/12 – FSA Insured	No Opt. Call	AAA		$6,323,337
3,500	5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA		3,740,485

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	8/07 at 100.00	BB–		20,186,211
41,900	5.500%, 8/15/23	8/07 at 100.00	BB–		40,961,019

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–		195,476

175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB–		175,606

40	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08 (ETM)	No Opt. Call	N/R	(3)	40,358

2,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000, 5.250%, 11/01/18 (Pre-refunded 11/01/10)	11/10 at 100.00	AA–	(3)	2,088,060

5,700	Michigan, General Obligation Refunding Bonds, Series 2001, 5.500%, 12/01/14	No Opt. Call	AA–		6,267,720

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB–		1,102,799
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB–		1,318,653
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB–		1,388,015

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A		1,519,069
180,290	Total Michigan				184,425,972
	Minnesota – 0.8%

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
1,050	5.250%, 12/01/10	No Opt. Call	Baa1		1,082,519
3,130	5.250%, 12/01/11	No Opt. Call	Baa1		3,246,843

805	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	8/07 at 100.00	AAA		815,594

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	Baa1		1,026,170

950	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Facility Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB		962,008

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R		473,342

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R		228,557
375	5.000%, 2/01/13	No Opt. Call	N/R		381,833
400	5.000%, 2/01/14	No Opt. Call	N/R		406,496
300	5.000%, 2/01/15	No Opt. Call	N/R		304,668

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3		2,820,054

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+		2,848,731

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	A		5,278,900
19,065	Total Minnesota				19,875,715

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Mississippi – 0.8%

$8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/07 at 100.00	BBB–	$8,745,214

10,140	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A, 5.000%, 8/15/20	8/17 at 100.00	A	10,340,366
18,800	Total Mississippi			19,085,580
	Missouri – 2.1%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	N/R	1,271,606
3,030	5.000%, 6/01/20	6/17 at 100.00	N/R	3,073,299

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,284,389
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,448,123
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,489,184

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,337,013

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
320	5.375%, 11/15/09	11/08 at 102.00	N/R	318,954
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,657,738

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	AAA	13,951,689

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,630	5.000%, 8/15/12	No Opt. Call	N/R	1,665,241
1,700	5.000%, 8/15/13	No Opt. Call	N/R	1,738,607

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,180,247
49,425	Total Missouri			51,416,090
	Montana – 0.3%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	12/07 at 101.00	BB+	6,710,989
	Nevada – 0.2%

1,920	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/07 at 103.00	N/R	1,981,171

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A	3,287,970
4,920	Total Nevada			5,269,141
	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	416,786
430	5.000%, 7/01/15	No Opt. Call	BBB+	441,718
445	5.000%, 7/01/16	No Opt. Call	BBB+	455,431

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3	428,745
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3	1,016,530

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,226,100
12,695	Total New Hampshire			12,985,310

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Jersey – 5.3%

$1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		$1,153,244

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,048,720

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15	No Opt. Call	BBB		8,202,863
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,348,973

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A:
1,610	5.500%, 7/01/11	No Opt. Call	Baa1		1,680,969
3,145	5.500%, 7/01/12	No Opt. Call	Baa1		3,308,383

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		403,760

8,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AAA		8,686,898

	New Jersey, General Obligation Bonds, Series 2001H:
8,070	5.250%, 7/01/12	No Opt. Call	AA		8,573,245
6,150	5.250%, 7/01/12 – FGIC Insured	No Opt. Call	AAA		6,542,063

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,815	5.000%, 6/01/09 (ETM)	No Opt. Call	AAA		6,963,976
6,315	5.500%, 6/01/12 (ETM)	No Opt. Call	AAA		6,768,733

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
100	5.000%, 6/01/14 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		105,000
100	5.000%, 6/01/15 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		105,000
9,535	5.750%, 6/01/16 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		10,324,307
6,925	5.375%, 6/01/18 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,384,751
1,680	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		1,798,423

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
35,160	4.500%, 6/01/23	6/17 at 100.00	BBB		33,785,945
25,000	5.000%, 6/01/29	6/17 at 100.00	BBB		23,648,250
131,205	Total New Jersey				132,833,503
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(3)	8,114,976
	New York – 10.5%

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,215,575
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,097,483

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	AA–	(3)	16,863,535

755	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.500%, 8/15/17	8/07 at 102.00	AA–		770,583

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		17,378,295

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AAA		8,777,198

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AAA	$7,952,471

12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A–	13,421,500

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	17,895,900

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	AAA	17,312,941

10,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	10,799,532

8,180	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	AA	8,383,191

7,080	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.000%, 8/01/12	No Opt. Call	AA	7,434,637

	New York City, New York, General Obligation Bonds, Fiscal Series 2004B:
10,000	5.250%, 8/01/11	No Opt. Call	AA	10,526,900
5,000	5.250%, 8/01/12	No Opt. Call	AA	5,306,750

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA	6,122,424

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA	5,300,800

2,325	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	2,366,362

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	16,139,790

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–	2,063,800
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–	42,015,995

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–	15,756,000
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–	10,605,400

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	1,071,500

200	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	200,402

11,525	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B, 5.250%, 11/15/14	No Opt. Call	Aa2	12,471,318
245,895	Total New York			260,250,282
	North Carolina – 2.3%

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB	2,597,500

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
20,000	5.375%, 1/01/13	No Opt. Call	BBB	21,147,000
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB	11,316,140

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–	2,051,400

500	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006B, 4.200%, 7/01/10	7/08 at 100.00	N/R	500,405

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A3	7,443,520
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AAA	10,530,800

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	North Carolina (continued)

$405	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	12/07 at 100.00	N/R	(3)	$410,229
53,405	Total North Carolina				55,996,994
	Ohio – 1.4%

3,930	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 2006A, 5.000%, 1/01/13	No Opt. Call	A–		4,055,799

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AAA		1,045,060

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,072,637

11,890	Ohio State, General Obligation Bonds, Series 2007, 5.000%, 6/15/15	No Opt. Call	AA+		12,732,050

6,505	Ohio, General Obligation Bonds, Higher Education, Series 2004, 5.000%, 5/01/12	No Opt. Call	AA+		6,836,625

6,140	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II, 5.375%, 12/01/12	No Opt. Call	AA		6,589,387

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–		763,592
805	5.000%, 11/15/16	No Opt. Call	A–		833,988
32,975	Total Ohio				34,929,138
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB		2,597,070

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AAA		8,874,066

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+		124,642
700	5.250%, 5/15/13	No Opt. Call	BBB+		729,526
790	5.250%, 5/15/14	No Opt. Call	BBB+		825,921
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+		1,092,756
13,530	Total Oklahoma				14,243,981
	Pennsylvania – 2.5%

4,560	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		4,740,074

1,250	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	BBB+		1,247,638

495	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 4.950%, 4/01/08	No Opt. Call	BBB–		495,718

15,675	Pennsylvania State, General Obligation Bonds, Series 2007A, 5.000%, 11/01/18	11/17 at 100.00	Aa2		16,827,269

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		5,406,050

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AAA		10,475,800

10,490	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		11,013,136

11,000	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 4.358%, 12/01/24	12/17 at 100.00	A		10,877,900
58,470	Total Pennsylvania				61,083,585
	Puerto Rico – 2.4%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AAA		4,541,670
5,000	5.000%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 101.00	AAA		5,323,250

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Puerto Rico (continued)

$10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	$10,833,200

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	7/12 at 100.00	BBB–	3,099,450

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AAA	11,143,100

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	AAA	10,767,100

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	11,685,190

2,200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08	No Opt. Call	BBB	2,216,522
55,400	Total Puerto Rico			59,609,482
	Rhode Island – 0.4%

2,265	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Johnson and Wales University, Series 2003, 5.000%, 4/01/10 – XLCA Insured	No Opt. Call	AAA	2,332,905

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	8,266,539
10,160	Total Rhode Island			10,599,444
	South Carolina – 1.0%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	4,338,840

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+	1,546,845
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+	2,059,700

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 – MBIA Insured	1/10 at 101.00	AAA	3,771,936

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	Aaa	7,386,390

5,700	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	5,982,549
23,550	Total South Carolina			25,086,260
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
450	5.000%, 4/01/09	No Opt. Call	BBB+	455,315
760	5.000%, 4/01/17	4/13 at 100.00	BBB+	769,485
800	5.000%, 4/01/18	4/13 at 100.00	BBB+	808,000
840	5.000%, 4/01/19	4/13 at 100.00	BBB+	845,914
820	5.000%, 4/01/20	4/13 at 100.00	BBB+	824,567

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	AA–	1,026,880

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	AA–	4,145,600

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–	277,750
295	4.500%, 9/01/12	No Opt. Call	A–	298,195
300	4.550%, 9/01/14	No Opt. Call	A–	303,249
9,540	Total South Dakota			9,754,955

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tennessee – 1.8%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
$715	5.000%, 7/01/15	No Opt. Call	BBB+	$736,879
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	764,835

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,077,300

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	15,538,052
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	10,552,400

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	515,095

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	2,050,960

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,433,790

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,419,852
42,360	Total Tennessee			44,089,163
	Texas – 7.3%

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 –MBIA Insured	5/13 at 100.00	AAA	9,267,544

19,845	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 –AMBAC Insured	No Opt. Call	AAA	21,200,612

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,826,030

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A+	3,355,800
1,475	5.250%, 12/01/10	No Opt. Call	A+	1,524,619
1,000	5.250%, 12/01/11	No Opt. Call	A+	1,040,740
1,150	5.250%, 12/01/12	No Opt. Call	A+	1,203,740
1,000	5.250%, 12/01/13	No Opt. Call	A+	1,050,420

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	10/07 at 100.00	AAA	7,546,070

12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	13,104,156

15,000	Harris County, Texas, Subordinate Lien General Obligation Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put 8/15/12) – FSA Insured	No Opt. Call	AAA	15,709,500

5,750	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/12 – MBIA Insured	No Opt. Call	AAA	6,094,770

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	6,518,940
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	5,850,749

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A, 5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA	10,628,000

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA	10,507,300

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,628,639

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA		$6,415,018

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA		4,781,295

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	AAA		3,686,310

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2		9,016,287
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2		9,885,834

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,283,000

5,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series 2007, 5.000%, 2/15/19	2/17 at 100.00	AA–		5,135,050

500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3		509,385

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	BBB+		5,090,700
11,300	5.250%, 7/01/28	7/17 at 100.00	BBB+		11,460,912
171,765	Total Texas				180,321,420
	Virgin Islands – 0.1%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R		1,011,110
	Virginia – 0.6%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3		2,486,438

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Government Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+		5,321,300

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3		575,746

7,135	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		7,421,256
15,060	Total Virginia				15,804,740
	Washington – 3.7%

2,385	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	1/08 at 100.00	AA		2,387,051

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(3)	2,662,765

7,500	Energy Northwest, Washington Public Power, Revenue Bonds, Nuclear Project 3, Series 2007A, 5.000%, 7/01/15	No Opt. Call	Aaa		7,996,500

4,100	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2003A, 5.500%, 7/01/14	No Opt. Call	Aaa		4,477,323

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 – FSA Insured	7/11 at 101.00	AAA		5,333,600

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	AAA		5,335,000

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,368,966

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,203,036

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Washington (continued)

$8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AAA		$9,530,031

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa		6,113,600

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,254,022

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB		5,090,100
320	5.500%, 6/01/12	No Opt. Call	BBB		334,646
6,325	6.500%, 6/01/26	6/13 at 100.00	BBB		6,771,355

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AAA		13,992,120

7,845	Washington, Various Purpose General Obligation Bonds, Series 2000A, 5.625%, 7/01/21 (Pre-refunded 7/01/10) – FSA Insured	7/10 at 100.00	AAA		8,239,760
86,120	Total Washington				93,089,875
	Wisconsin – 3.6%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB		3,022,110
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,282,938
150	5.500%, 6/01/10	No Opt. Call	BBB		154,926
100	5.750%, 6/01/12	No Opt. Call	BBB		105,787
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		4,315,988

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	AAA		4,839,231

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB		755,063

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		1,988,000

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+		2,306,395
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+		2,523,637

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	Aaa		7,789,360

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006:
2,455	5.250%, 8/15/19	8/16 at 100.00	A–		2,512,594
11,955	5.250%, 8/15/20	8/16 at 100.00	A–		12,217,890

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21	8/16 at 100.00	A–		10,158,440

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA		10,122,600

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,607,888

2,570	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(3)	2,733,735

17,620	Wisconsin, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AAA		18,768,648
85,812	Total Wisconsin				89,205,230
$2,357,804	Total Investments (cost $2,432,163,544) – 99.5%				2,472,837,820

	Other Assets Less Liabilities – 0.5%				11,962,093

	Net Assets – 100%				$2,484,799,913

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2007

Forward Swaps outstanding at July 31, 2007:

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase	$50,000,000	Receive	3-Month USD-LIBOR	5.054%	Semi-Annually	11/09/07	11/09/12	$416,156
JPMorgan Chase	50,000,000	Receive	3-Month USD-LIBOR	5.751	Semi-Annually	6/04/08	6/04/13	(958,131)
								$(541,975)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2007, the cost of investments was $2,427,736,019.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$55,659,025
Depreciation	(10,557,224)
Net unrealized appreciation (depreciation) of investments	$45,101,801

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Alabama – 2.4%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–	$4,000,867

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1	3,730,660

1,775	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	1,779,651

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3	1,034,530
1,000	5.000%, 11/15/14	No Opt. Call	A3	1,036,690

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB	1,489,920

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB	1,002,420

	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A:
925	5.000%, 12/01/11	No Opt. Call	BBB	948,273
745	5.000%, 12/01/12	No Opt. Call	BBB	764,750
570	5.000%, 12/01/13	No Opt. Call	BBB	585,048
15,960	Total Alabama			16,372,809
	Arizona – 1.6%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–	1,045,808
695	5.250%, 5/15/11	No Opt. Call	A–	723,481
1,000	5.250%, 5/15/12	No Opt. Call	A–	1,047,400

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13	No Opt. Call	Baa1	3,172,400
3,000	5.000%, 4/01/15	No Opt. Call	Baa1	3,095,190

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB	1,997,140
10,800	Total Arizona			11,081,419
	Arkansas – 1.0%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa2	1,679,065
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa2	3,557,440

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	BBB	1,646,891
6,640	Total Arkansas			6,883,396
	California – 9.6%

5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2007F, 5.000%, 4/01/17	No Opt. Call	AA	5,389,000

9,900	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AAA	10,699,719

2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2005G, 5.000%, 7/01/09	No Opt. Call	A	2,549,300

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A2	1,045,440

5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,056,750

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB+	$1,048,860

4,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	No Opt. Call	BBB	4,782,395

1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/12	No Opt. Call	AA+	1,065,590

9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A+	10,180,171

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	10,882,897

1,105	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 4.750%, 2/01/08 (ETM)	No Opt. Call	AAA	1,111,265

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,000	5.000%, 8/15/07	No Opt. Call	N/R	1,000,300
1,505	5.000%, 8/15/12	No Opt. Call	N/R	1,539,916
1,000	5.000%, 8/15/13	No Opt. Call	N/R	1,025,630

2,305	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,519,780

320	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA	381,610

145	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series M, 9.000%, 4/01/13 (ETM)	No Opt. Call	AAA	167,104

2,315	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA	2,384,288

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3	1,458,013
1,500	5.000%, 9/01/15	No Opt. Call	Baa3	1,538,025
62,415	Total California			65,826,053
	Colorado – 1.1%

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
260	5.000%, 6/01/08	No Opt. Call	A–	262,116
275	5.000%, 6/01/09	No Opt. Call	A–	279,362
250	5.000%, 6/01/11	No Opt. Call	A–	257,000

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	A3	660,700
690	5.400%, 9/01/08	No Opt. Call	A3	700,005
830	5.500%, 9/01/09	No Opt. Call	A3	853,033

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB+	683,155
500	5.000%, 1/15/11	No Opt. Call	BBB+	511,490

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AAA	2,593,521

1,000	Stonegate Village Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 3.500%, 12/01/12 – MBIA Insured	12/08 at 100.00	AAA	981,670
7,595	Total Colorado			7,782,052
	Connecticut – 2.2%

1,000	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	1,003,940

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA	10,772,697

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	A–	3,025,290
14,000	Total Connecticut			14,801,927

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Delaware – 1.0%

$2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa2		$2,063,660

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	Baa2		2,225,210

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+		590,759
1,215	5.250%, 6/01/10	No Opt. Call	BBB+		1,247,526

505	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+		520,731
6,455	Total Delaware				6,647,886
	Florida – 3.7%

5,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – MBIA Insured	No Opt. Call	AAA		5,318,050

8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		8,877,520

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		258,963

750	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	818,108

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	A+	(3)	552,955

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,705,110

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,775,519

1,110	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	1/08 at 101.00	BBB+		1,124,508

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		3,952,794
23,820	Total Florida				25,383,527
	Georgia – 0.8%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	AAA		3,197,550

1,175	Banks County, Georgia, General Obligation Bonds, Series 2006, 5.000%, 12/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,241,681

350	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		402,518

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	N/R		238,077

285	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.400%, 11/01/11 – MBIA Insured (ETM)	No Opt. Call	AAA		301,610
5,020	Total Georgia				5,381,436
	Illinois – 5.0%

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	AAA		895,294

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08 (ETM)	No Opt. Call	Aaa		4,323,521

5,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Series 2006, 4.000%, 6/01/12 –AMBAC Insured	No Opt. Call	AAA		5,029,300

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois (continued)

$4,285	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	AAA		$4,856,448

1,835	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AAA		1,853,075

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – XLCA Insured	No Opt. Call	AAA		1,181,762
1,030	5.000%, 11/15/12 – XLCA Insured	No Opt. Call	AAA		1,079,502

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,829,696
2,540	5.250%, 11/15/10	No Opt. Call	A		2,625,293

2,460	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa2		2,550,700

3,500	Illinois, Sales Tax Revenue Refunding Bonds, Series 1992Q, 6.000%, 6/15/12 – MBIA Insured	No Opt. Call	AAA		3,751,545

	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A:
2,000	3.939%, 12/15/13	No Opt. Call	AAA		1,995,000
1,000	4.039%, 12/15/16	No Opt. Call	AAA		997,500

1,396	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,421,714
33,646	Total Illinois				34,390,350
	Indiana – 0.5%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
790	5.250%, 8/15/07	No Opt. Call	N/R		790,095
680	5.300%, 8/15/08	No Opt. Call	N/R		683,046
775	5.350%, 8/15/09	8/08 at 101.00	N/R		780,704

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+		1,030,230
3,245	Total Indiana				3,284,075
	Iowa – 0.2%

200	City of Muscatine, Iowa, Electric Revenue Bonds, Series 1980, 9.700%, 1/01/13 (ETM)	No Opt. Call	AAA		227,718

1,385	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 1996, 9.150%, 7/01/09 (ETM)	No Opt. Call	N/R	(3)	1,482,144
1,585	Total Iowa				1,709,862
	Kansas – 1.1%

2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3		2,001,620

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2		1,041,550
650	5.250%, 11/15/14	No Opt. Call	A2		686,582

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		3,863,313
7,315	Total Kansas				7,593,065
	Kentucky – 1.7%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	8,839,915

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,453,626

675	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		676,958
11,480	Total Kentucky				11,970,499

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Louisiana – 0.1%

$360	Jefferson Parish Hospital Service District No. 1, Hospital Revenue Bonds (Series 1979) Parish of Jefferson, State of Louisiana (West Jefferson General Hospital Project), 7.250%, 1/01/09 (ETM)	No Opt. Call	Aaa		$369,788
	Maryland – 0.3%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	A3		525,079
1,755	5.000%, 8/15/10	No Opt. Call	A3		1,800,174
2,270	Total Maryland				2,325,253
	Massachusetts – 5.9%

1,770	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,770,584

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	AAA		5,183,200
5,000	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		5,331,000

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	AA		1,303,490
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	AA		564,631
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	AA		1,680,721

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA		712,313

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB		1,749,363
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB		2,531,125

5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa		5,290,200

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA		9,071,893

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		5,303,400

20	The Commonwealth of Massachusetts, General Obligation Bonds, Series 1992B Refunding, 6.500%, 8/01/08 (ETM)	No Opt. Call	Aa2	(3)	20,501
38,730	Total Massachusetts				40,512,421
	Michigan – 2.3%

4,000	Kent Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Butterworth Hospital, Series 1993A, 7.250%, 1/15/13 – MBIA Insured	No Opt. Call	AAA		4,346,320

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	2,135,880

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,779,926

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(3)	2,036,320
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(3)	3,235,830
14,515	Total Michigan				15,534,276

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Minnesota – 1.2%

$6,425	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27	2/16 at 100.00	AAA	$6,791,148

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,295,513
7,675	Total Minnesota			8,086,661
	Mississippi – 1.1%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2	5,120,300

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB	2,707,082
7,660	Total Mississippi			7,827,382
	Missouri – 0.3%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/12	No Opt. Call	N/R	1,032,460
500	5.000%, 4/01/13	No Opt. Call	N/R	517,535

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08	No Opt. Call	N/R	150,611
215	5.000%, 11/01/09	No Opt. Call	N/R	216,324
300	5.000%, 11/01/11	No Opt. Call	N/R	302,316
2,165	Total Missouri			2,219,246
	Montana – 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+	3,042,330
	Nebraska – 0.8%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,330	5.000%, 11/15/07	No Opt. Call	A1	1,334,017
1,725	5.000%, 11/15/08	No Opt. Call	A1	1,747,011
2,540	5.000%, 11/15/09	No Opt. Call	A1	2,592,654
5,595	Total Nebraska			5,673,682
	Nevada – 1.9%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
670	5.500%, 9/01/07	No Opt. Call	BBB	670,596
610	5.500%, 9/01/08	No Opt. Call	BBB	617,033
685	5.500%, 9/01/09	No Opt. Call	BBB	699,063
535	5.750%, 9/01/10	No Opt. Call	BBB	554,110
970	6.000%, 9/01/13	9/12 at 101.00	BBB	1,036,086

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 –AMBAC Insured	No Opt. Call	AAA	2,063,520

7,060	Nevada State Motor Vehicle Fuel Tax Revenue Bonds, Series 2006, 5.000%, 12/01/11 – FSA Insured	No Opt. Call	AAA	7,396,621
12,530	Total Nevada			13,037,029
	New Jersey – 7.5%

1,930	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,920,447

5,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/12 – FGIC Insured	No Opt. Call	AAA	5,238,500

4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005O, 5.000%, 3/01/12	No Opt. Call	AA–	4,174,720

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Jersey (continued)

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
$2,000	5.000%, 9/01/13	No Opt. Call	AA–		$2,110,520
2,325	5.000%, 9/01/14	No Opt. Call	AA–		2,464,895

	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A:
3,520	5.250%, 9/01/13 – FSA Insured	No Opt. Call	AAA		3,785,267
3,710	5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA		4,018,449

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,450	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,505,615
2,185	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,236,675
2,415	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA		2,476,148

40	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Garden State Parkway, Series 1992, 6.200%, 1/01/10 (ETM)	No Opt. Call	AAA		41,442

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA		5,445,450

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA		5,434,450

100	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa		105,293

140	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA		156,127

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16	No Opt. Call	A		192,576
25	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA		28,446

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
75	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		85,619
10	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		11,416
685	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		781,982
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		97,034
120	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		136,990

225	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	No Opt. Call	AAA		239,074

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	Aaa		2,765,385

4,485	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		4,801,148
48,320	Total New Jersey				51,253,668
	New Mexico – 2.9%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	AAA		2,555,620
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	AAA		2,707,405
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	AAA		2,857,877

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,762,439
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,598,619

1,255	New Mexico Housing Authority, Multifamily Housing Revenue Bonds, Villa Del Oso Apartments, Series 2003B, 7.500%, 1/01/38 (Pre-refunded 1/01/13)	1/13 at 102.00	Baa3	(3)	1,488,229

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,093,655

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,037,620
19,295	Total New Mexico				20,101,464

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York – 10.0%

$700	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995, 5.850%, 10/01/07	9/07 at 101.00	A3		$702,037

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,652,645
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	Aaa		1,893,117

2,755	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		3,007,523

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(3)	2,148,106

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,036,624
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,100,372

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		5,986,780

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,077,510

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,678,430

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA		3,021,178
2,000	5.000%, 8/01/10	No Opt. Call	AA		2,070,480

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA		5,360,700

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA		5,027,624

7,435	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA–		7,810,616

565	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)	1/11 at 100.00	A1	(3)	597,064

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,397,000

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3		1,539,135

700	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R		701,407

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		12,802,571

2,070	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		2,166,421
64,895	Total New York				68,777,340
	North Carolina – 2.6%

1,685	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2005, 3.550%, 1/15/08 – FSA Insured	No Opt. Call	AAA		1,683,349

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB		4,222,320

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB		7,214,480

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A3		4,706,100
17,185	Total North Carolina				17,826,249

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Ohio – 3.5%

$1,355	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	$1,360,190

2,955	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facility Revenue Bonds, Akron General Medical Center, Series 1982, 7.000%, 1/01/12 (ETM)	No Opt. Call	AAA	3,171,838

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	AA–	3,126,210
2,000	5.500%, 1/01/12	No Opt. Call	AA–	2,100,860

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,196,236
845	5.500%, 8/15/12	No Opt. Call	A	894,010

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA	244,149

595	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–	598,112

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+	9,619,909

720	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998, 5.100%, 1/01/09	1/08 at 102.00	BBB–	721,771

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	999,350
22,760	Total Ohio			24,032,635
	Oklahoma – 0.5%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AAA	2,036,858

1,120	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007, 5.350%, 7/01/17	No Opt. Call	N/R	1,122,083
3,055	Total Oklahoma			3,158,941
	Oregon – 1.1%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB	7,422,975
	Pennsylvania – 8.0%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3	355,046
755	4.200%, 2/15/12	No Opt. Call	Baa3	742,897
785	4.300%, 2/15/13	No Opt. Call	Baa3	771,514
1,480	4.375%, 2/15/14	No Opt. Call	Baa3	1,454,796

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa1	1,757,487
1,800	5.000%, 5/01/13	No Opt. Call	Baa1	1,852,830
1,890	5.000%, 5/01/14	No Opt. Call	Baa1	1,948,250

25	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	29,546

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,078,300

2,200	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,286,878

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	1,088,528

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Pennsylvania (continued)

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
$4,000	6.500%, 1/01/08	No Opt. Call	BB+		$4,033,080
7,000	6.000%, 1/01/09	1/08 at 102.00	BB+		7,146,090

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/08 at 100.00	BB+		4,059,160

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AAA		2,604,928

3,000	Pennsylvania, General Obligation Bonds, Second Series 2002, 5.500%, 5/01/17 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		3,216,180

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AAA		11,042,097

165	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R		165,474

275	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986, 7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	AAA		306,191

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,725	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AAA		4,924,348
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		2,887,143
52,440	Total Pennsylvania				54,750,763
	South Carolina – 3.4%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A–		1,705,278
1,400	5.000%, 8/15/09	No Opt. Call	A–		1,422,050
1,980	5.000%, 8/15/10	No Opt. Call	A–		2,022,728

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB		7,446,516

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA–		7,458,362

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A+		1,405,653

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,069,520
22,720	Total South Carolina				23,530,107
	South Dakota – 0.0%

200	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		220,036
	Tennessee – 2.2%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10	No Opt. Call	AA–		1,537,050

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		541,097
695	5.000%, 7/01/14	No Opt. Call	BBB+		717,310

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R		7,433,790

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08 (ETM)	No Opt. Call	N/R	(3)	1,676,255
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(3)	1,813,063
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(3)	1,435,550
14,805	Total Tennessee				15,154,115

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas – 6.6%

$4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2		$4,265,240

715	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984, 9.375%, 10/01/13 – MBIA Insured (ETM)	4/08 at 100.00	AAA		866,601

6,700	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		7,157,677

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		3,136,468

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		213,317
605	4.125%, 8/15/10	No Opt. Call	BBB–		599,374

2,800	Lubbock Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Carillon Project, Series 1999A, 6.500%, 7/01/19 (Pre-refunded 7/01/09)	7/09 at 102.00	AAA		2,962,316

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA–		4,251,618

5,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AAA		5,283,000

9,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 3.921%, 12/15/09	10/07 at 100.00	AA–		8,955,000

5,000	Texas State, Transportation Commission Highway Fund Revenue Bonds, Series 2006A, 5.000%, 4/01/12	No Opt. Call	AAA		5,239,950

2,310	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		2,422,659
43,595	Total Texas				45,353,220
	Virginia – 1.0%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		393,128
400	4.000%, 9/01/13	No Opt. Call	BBB		390,904
400	4.000%, 9/01/14	No Opt. Call	BBB		387,900
400	4.125%, 9/01/15	No Opt. Call	BBB		387,544

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/08 at 100.00	Baa1		5,055,700
6,600	Total Virginia				6,615,176
	Washington – 2.4%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – XLCA Insured	No Opt. Call	AAA		6,364,380

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	Aa3	(3)	2,110,920

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 – FSA Insured	No Opt. Call	AAA		4,160,000

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA		3,644,550
15,660	Total Washington				16,279,850
	Wisconsin – 0.9%

600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(3)	608,586

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
$1,000	5.625%, 10/01/10	No Opt. Call	AA–	$1,044,340
1,100	5.625%, 10/01/11	No Opt. Call	AA–	1,160,357

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+	618,312
1,250	6.500%, 2/15/12	No Opt. Call	BBB+	1,359,863

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
300	5.000%, 2/15/12	No Opt. Call	BBB+	308,010
400	5.000%, 2/15/13	No Opt. Call	BBB+	411,380
350	5.000%, 2/15/14	No Opt. Call	BBB+	360,511
500	5.000%, 2/15/15	No Opt. Call	BBB+	514,375
6,100	Total Wisconsin			6,385,734
$649,606	Total Investments (cost $676,291,609) – 98.8%			678,598,697

	Other Assets Less Liabilities – 1.2%			8,396,418

	Net Assets – 100%			$686,995,115

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2007, the cost of investments was $675,873,359.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$5,915,764
Depreciation	(3,190,426)
Net unrealized appreciation (depreciation) of investments	$2,725,338

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 28, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2007